Portfolio of Investments July 31, 2025
NVG
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 171.9% (99.6% of Total Investments)
MORTGAGE-BACKED SECURITIES - 0.1% (0.1% of Total Investments) –
$ 3,230,000 (a) FRETE 2025-ML30 Trust, Series 2025 ML30 4 .783% 07/25/42 $ 3,232,425
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $3,228,860) 3,232,425
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
4457133875 MUNICIPAL BONDS - 171 .8% ( 99 .5 % of Total Investments) 4457133875
ALABAMA - 2.6% (1.5% of Total Investments)
1,890,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4 .700 10/01/49 1,781,771
1,460,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024B
4 .800 10/01/54 1,384,818
1,500,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024C
4 .625 10/01/49 1,416,482
2,000,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024D
4 .500 10/01/49 1,839,568
2,000,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2024D
4 .550 10/01/54 1,833,859
1,585,000 Alabama Housing Finance Authority, Collateralized Single
Family Mortgage Revenue Bonds, Series 2025B
5 .050 10/01/45 1,577,544
3,645,000 (b) Alabama Private Colleges and University Facilities Authority,
Limited Obligation Bonds, University of Mobile Project, Series
2015A
6 .000 09/01/45 3,441,214
850,000 Birmingham-Jefferson Civic Center Authority, Alabama, Special
Tax Bonds, Series 2018A
4 .000 07/01/43 756,308
7,500,000 Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay Morgan Stanley Series 2022C-1, (Mandatory Put
6/01/29)
5 .250 02/01/53 7,870,461
2,160,000 Jefferson County, Alabama, Sewer Revenue Warrants, Series
2024
5 .500 10/01/53 2,194,977
30,730,000 Lower Alabama Gas District, Alabama, Gas Project Revenue
Bonds, Series 2016A
5 .000 09/01/46 30,632,792
7,745,000 Mobile Spring Hill College Educational Building Authority,
Alabama, Revenue Bonds, Spring Hill College Project, Series
2015
5 .875 04/15/45 5,436,351
2,000,000 Southeast Energy Authority, Alabama, A Cooperative District
Energy Supply Revenue Bonds Series 2024A
5 .000 11/01/35 2,063,116
1,000,000 The Improvement District of the City of Mobile - McGowin Park
Project, Alabama, Sales Tax Revenue Bonds, Series 2016A
5 .250 08/01/30 1,010,258
1,300,000 The Improvement District of the City of Mobile - McGowin Park
Project, Alabama, Sales Tax Revenue Bonds, Series 2016A
5 .500 08/01/35 1,308,922
4,220,000 (b) Tuscaloosa County Industrial Development Authority,
Alabama, Gulf Opportunity Zone Bonds, Hunt Refining Project,
Refunding Series 2019A
5 .250 05/01/44 4,069,947
TOTAL ALABAMA 68,618,388
ALASKA - 0.5% (0.3% of Total Investments)
2,000,000 Alaska Housing Finance Corporation, Mortgage Revenue
Bonds, General Series 2024A-II
4 .700 12/01/49 1,897,430
1,780,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
4 .000 06/01/39 1,645,665
2,490,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
4 .000 06/01/41 2,232,321
8,100,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Senior Series 2021A Class 1
4 .000 06/01/50 6,549,208
455,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-1 Class 2
4 .000 06/01/50 422,340
9,055,000 Northern Tobacco Securitization Corporation, Alaska, Tobacco
Settlement Asset-Backed Bonds, Series 2021B-2 Class 2
0 .000 06/01/66 1,027,943
TOTAL ALASKA 13,774,907

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA - 2.9% (1.7% of Total Investments)
$ 1,475,000 (b) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2017D
5 .000% 07/01/47 $ 1,356,256
6,290,000 (b) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2019
5 .000 07/01/54 5,461,052
3,260,000 (b),(c) Arizona Industrial Development Authority, Education Facility
Revenue Bonds, Caurus Academy Project, Series 2018A
6 .375 06/01/39 2,282,000
1,600,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024A
4 .700 10/01/51 1,510,603
1,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2024C
4 .650 10/01/49 946,459
1,500,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2025A
5 .100 10/01/50 1,496,643
1,000,000 Arizona Industrial Development Authority, Single Family
Mortgage Revenue Bonds, Series 2025A
5 .150 10/01/53 1,001,863
3,142,196 (b),(c) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7 .000 07/01/41 2,199,537
865,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .750 09/01/49 826,446
1,350,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/56 1,020,786
1,730,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/49 1,589,483
1,975,000 (b) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Taxable Series 2019B
5 .000 07/01/54 1,787,323
800,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Reid Traditional School Projects,
Series 2016
5 .000 07/01/47 711,336
6,000,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/37 6,992,375
8,755,000 Phoenix Civic Improvement Corporation, Arizona, Revenue
Bonds, Civic Plaza Expansion Project, Series 2005B - FGIC
Insured
5 .500 07/01/39 10,111,366
620,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2016A
5 .000 07/01/35 620,148
1,025,000 (b) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series
2016A
5 .000 07/01/46 945,030
1,130,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .250 07/01/36 791,000
1,850,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .375 07/01/46 1,295,000
2,135,000 (c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .500 07/01/51 1,494,500
2,920,000 (b),(c) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2019
5 .875 07/01/51 2,044,000
3,050,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .750 02/01/50 2,936,317
10,000,000 Pinal County, Arizona, Pledged Revenue Obligations, Series
2025 - BAM Insured
5 .250 08/01/50 10,335,453
5,000,000 Pinal County, Arizona, Pledged Revenue Obligations, Series
2025 - BAM Insured
5 .250 08/01/55 5,143,659

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ARIZONA (continued)
$ 6,120,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000% 12/01/32 $ 6,537,519
2,365,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 2,458,866
TOTAL ARIZONA 73,895,020
ARKANSAS - 0.7% (0.4% of Total Investments)
2,750,000 (b) Arkansas Development Finance Authority, Charter School
Revenue Bonds, Academy of Math and Science - Little Rock
Project Series 2024A
7 .000 07/01/59 2,411,901
990,000 Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2024A
4 .600 07/01/49 924,182
3,000,000 (d) Arkansas Development Finance Authority, Single Family
Mortgage Revenue Bonds, Mortgage-Backed Securities
Program, Series 2025B
5 .000 07/01/50 2,981,984
2,635,000 Arkansas Development Finance Authority, Tobacco Settlement
Revenue Bonds, Arkansas Cancer Research Center Project,
Series 2006 - AMBAC Insured
0 .000 07/01/36 1,598,407
20,480,000 Arkansas Development Finance Authority, Tobacco Settlement
Revenue Bonds, Arkansas Cancer Research Center Project,
Series 2006 - AMBAC Insured
0 .000 07/01/46 6,658,767
2,445,000 Springdale, Arkansas, Sales and Use Tax Revenue Bonds,
Refunding & Improvement Series 2023B - BAM Insured
4 .125 08/01/50 2,110,058
700,000 Springdale, Arkansas, Water and Sewer Revenue Bonds, Series
2025
4 .125 09/01/45 637,640
1,000,000 Springdale, Arkansas, Water and Sewer Revenue Bonds, Series
2025
4 .125 09/01/46 899,301
TOTAL ARKANSAS 18,222,240
CALIFORNIA - 13.3% (7.7% of Total Investments)
6,135,000 Alhambra Unified School District, Los Angeles County,
California, General Obligation Bonds, Capital Appreciation
Series 2009B - AGC Insured
0 .000 08/01/30 5,270,153
6,820,000 (e) Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured, (ETM)
0 .000 09/01/35 4,830,231
5,795,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/35 3,905,835
4,100,000 Antelope Valley Healthcare District, California, Revenue Bonds,
Series 2016A
5 .000 03/01/41 3,790,182
3,875,000 Bakersfield City School District, Kern County, California,
General Obligation Bonds, Election 2016 Series 2022C - BAM
Insured
2 .500 11/01/46 2,513,611
5,650,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024B,
(Mandatory Put 12/01/32)
5 .000 01/01/55 5,884,120
5,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024D,
(Mandatory Put 9/01/32)
5 .000 02/01/55 5,323,562
2,215,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2024H,
(Mandatory Put 8/01/33)
5 .000 01/01/56 2,402,704
5,000,000 California Community Choice Financing Authority, Clean
Energy Project Revenue Bonds, Green Series 2025D,
(Mandatory Put 7/01/34)
5 .000 10/01/55 5,211,633
2,325,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Fountains at Emerald Park, Senior
Lien Series 2021A-1
3 .000 08/01/56 1,481,338
2,000,000 (b) California Community Housing Agency, California, Essential
Housing Revenue Bonds, Summit at Sausalito Apartments,
Series 2021A-1
3 .000 02/01/57 1,278,474

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 75,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-1
5 .000% 06/01/49 $ 72,651
50,460,000 California County Tobacco Securitization Agency, Tobacco
Settlement Asset-Backed Bonds, Los Angeles County
Securitization Corporation, Series 2020B-2
0 .000 06/01/55 8,547,192
1,500,000 California County Tobacco Securitization Agency, Tobacco
Settlement Bonds, Gold Country Settlement Funding
Corporation, Senior Series 2020A
4 .000 06/01/49 1,259,212
5,000,000 (f) California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2019V-1
5 .000 05/01/49 5,263,503
12,940,000 (f) California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2019V-1, (UB)
5 .000 05/01/49 13,621,946
10,000,000 California Educational Facilities Authority, Revenue Bonds,
Stanford University Series 2021V-2
5 .000 04/01/51 10,495,908
12,655,000 California Educational Facilities Authority, Revenue Bonds,
University of Southern California, Series 2025A
5 .000 10/01/55 12,893,238
8,300,000 (f) California Educational Facilities Authority, Revenue
Bonds,Stanford University, Refunding Series 2014U-6, (UB)
5 .000 05/01/45 8,887,219
1,000,000 California Health Facilities Financing Authority, Revenue Bonds,
Stanford Hospitals and Clinics, Series 2015A
5 .000 08/15/54 996,548
3,065,000 (b) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2016A
5 .000 07/01/31 3,022,656
1,000,000 (b) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2016A
5 .000 07/01/36 954,869
555,000 (b) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2016A
5 .000 07/01/41 504,472
195,000 (b) California Municipal Finance Authority, Charter School
Revenue Bonds, Palmdale Aerospace Academy Project, Series
2016A
5 .000 07/01/46 171,094
260,000 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
5 .000 06/01/36 260,960
435,000 California Municipal Finance Authority, Education Revenue
Bonds,  American Heritage Foundation Project, Series 2016A
5 .000 06/01/46 411,587
3,000,000 (b) California Municipal Finance Authority, Revenue Bonds,
Simpson University, Series 2020A
6 .000 10/01/50 2,834,373
5,425,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water Authoriity
Desalination Project Pipeline, Refunding Series 2019
5 .000 11/21/45 5,302,810
2,050,000 California Public Finance Authority, Revenue Bonds, Henry
Mayo Newhall Hospital, Series 2017
5 .000 10/15/47 1,900,039
735,000 (b),(c) California School Finance Authority, Charter School Revenue
Bonds, Downtown College Prep - Obligated Group, Series
2016
5 .000 06/01/46 441,000
715,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2016A
5 .000 06/01/36 708,828
570,000 (b) California School Finance Authority, Charter School Revenue
Bonds, Rocketship Education Obligated Group, Series 2017A
5 .125 06/01/47 514,130
5,330,000 (d) California State University, Systemwide Revenue Bonds, Series
2025A
4 .625 11/01/56 5,151,502
80,000 California State, General Obligation Bonds, Series 2002 - NPFG
Insured
5 .000 10/01/32 80,110
5,000 California State, General Obligation Bonds, Series 2004 -
AMBAC Insured
5 .000 04/01/31 5,007
5,860,000 California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2014A
5 .500 12/01/54 5,675,527
58,130,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2016A
5 .250 12/01/56 53,740,877

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 7,130,000 (b) California Statewide Communities Development Authority,
California, Revenue Bonds, Loma Linda University Medical
Center, Series 2018A
5 .500% 12/01/58 $ 6,883,219
3,380,000 Central Valley Energy Authority, California, Commodity Supply
Revenue Bonds, Series 2025, (Mandatory Put 8/01/35)
5 .000 12/01/55 3,611,475
5,000,000 (e) Clovis Unified School District, Fresno County, California,
General Obligation Bonds, Series 2001A - FGIC Insured, (ETM)
0 .000 08/01/25 5,000,000
5,330,000 (b) CMFA Special Finance Agency VII, California, Essential Housing
Revenue Bonds, Senior Lien Series 2021A-1
3 .000 08/01/56 3,466,024
4,000,000 (b) CMFA Special Finance Agency, California, Essential Housing
Revenue Bonds, Latitude 33, Senior Series 2021A-1
3 .000 12/01/56 2,478,635
3,410,000 Coachella Valley Unified School District, Riverside County,
California, General Obligation Bonds, Election 2005 Series
2010C - AGM Insured
0 .000 08/01/33 2,581,943
14,375,000 Corona-Norco Unified School District, Riverside County,
California, General Obligation Bonds, Capital Appreciation,
Election 2006 Refunding Series 2009C - AGM Insured
0 .000 08/01/39 7,283,266
2,000,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, 777 Place-Pomona, Senior
Lien Series 2021A-1
3 .600 05/01/47 1,560,289
5,000,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, 777 Place-Pomona, Senior
Lien Series 2021A-2
3 .250 05/01/57 3,225,483
5,000,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Escondido Portfolio, Social
Senior Lien Series 2021A-2
4 .000 06/01/58 3,730,176
4,720,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Moda at Monrovia Station,
Social Series 2021A-1
3 .400 10/01/46 3,527,018
15,985,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Monterrey Station
Apartments, Senior Lien Series 2021A-1
3 .125 07/01/56 10,011,660
5,000,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Pasadena Portfolio Social
Bond, Series 2021A-2
3 .000 12/01/56 3,334,723
2,475,000 (b) CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Vineyard Gardens
Apartments, Senior Lien Series 2021A
3 .250 10/01/58 1,642,756
12,500,000 CSCDA Community Improvement Authority, California,
Essential Housing Revenue Bonds, Wood Creek Apartments,
Mezzanine Lien Series 2021A-2
4 .000 12/01/58 8,368,861
5,015,000 Desert Sands Unified School District, Riverside County,
California, General Obligation Bonds, Election of 2024 Series
2025
4 .000 08/01/50 4,352,012
2,615,000 El Rancho Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2010 Series
2011A - AGM Insured
6 .900 08/01/31 2,915,109
3,600,000 El Rancho Unified School District, Los Angeles County,
California, General Obligation Bonds, Election 2010 Series
2011A - AGM Insured
7 .050 08/01/34 3,984,780
3,960,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0 .000 01/15/34 2,940,536
5,000,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Senior Lien Series 2015A -
AGM Insured
0 .000 01/15/35 3,530,030
910,000 Foothill/Eastern Transportation Corridor Agency, California, Toll
Road Revenue Bonds, Refunding Series 2013A
6 .850 01/15/42 1,026,296
4,595,000 Foothill/Eastern Transportation Corridor Agency, California,
Toll Road Revenue Bonds, Refunding Term Rate Sub-Series
2013B-1
3 .500 01/15/53 3,542,966
7,860,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Bonds, Capital Appreciation
Series 2021B-2
0 .000 06/01/66 755,111

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 1,825,000 Golden State Tobacco Securitization Corporation, California,
Tobacco Settlement Asset-Backed Revenue Bonds, Series
2022A-1
5 .000% 06/01/51 $ 1,748,310
5,795,000 Kern Community College District, California, General
Obligation Bonds, Safety, Repair & Improvement, Election
2002 Series 2006 - AGM Insured
0 .000 11/01/25 5,753,199
1,050,000 Lincoln Public Financing Authority, Placer County, California,
Twelve Bridges Limited Obligation Revenue Bonds, Refunding
Series 2011A - AGM Insured
4 .375 09/02/25 1,051,512
2,255,000 Moreno Valley Unified School District, Riverside County,
California, General Obligation Bonds, Election of 2024 Series
2025A - BAM Insured
4 .750 08/01/52 2,182,178
7,575,000 (g) Mount San Antonio Community College District, Los Angeles
County, California, General Obligation Bonds, Election of 2008,
Series 2013A
0 .000 08/01/43 7,228,050
3,310,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009B
6 .500 11/01/39 3,918,230
605,000 (e) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0 .000 08/01/26 589,012
530,000 (e) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0 .000 08/01/26 515,994
270,000 (e) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0 .000 08/01/26 262,865
540,000 (e) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0 .000 08/01/26 525,729
3,960,000 Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured
0 .000 08/01/26 3,849,268
225,000 (e) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0 .000 08/01/28 207,546
110,000 (e) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0 .000 08/01/28 101,467
170,000 (e) Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured, (ETM)
0 .000 08/01/28 156,813
1,715,000 Oceanside Unified School District, San Diego County,
California, General Obligation Bonds, Capital Appreciation,
2008 Election Series 2009A - AGC Insured
0 .000 08/01/28 1,572,626
3,905,000 Orange County, California, Special Tax Bonds, Community
Facilities District 2015-1 Esencia Village, Series 2015A
4 .250 08/15/38 3,848,346
2,560,000 Palo Alto, California, Certificates of Participation, Public Safety
Building, Series 2021
2 .000 11/01/42 1,647,419
1,940,000 Palo Alto, California, Certificates of Participation, Public Safety
Building, Series 2021
2 .125 11/01/44 1,218,148
3,700,000 Palomar Pomerado Health, California, General Obligation
Bonds, Capital Appreciation, Election of 2004, Series 2007A -
NPFG Insured
0 .000 08/01/25 3,700,000
7,935,000 Palomar Pomerado Health, California, General Obligation
Bonds, Series 2009A - AGC Insured
7 .000 08/01/38 8,653,133
1,000,000 Pasadena Public Financing Authority, California, Lease Revenue
Bonds, Rose Bowl Renovation Project, Refunding Series 2024
0 .000 06/01/41 456,392
1,100,000 Pasadena Public Financing Authority, California, Lease Revenue
Bonds, Rose Bowl Renovation Project, Refunding Series 2024
0 .000 06/01/44 424,232
1,000,000 Pasadena Public Financing Authority, California, Lease Revenue
Bonds, Rose Bowl Renovation Project, Refunding Series 2024
0 .000 06/01/45 366,749
1,250,000 Pasadena Public Financing Authority, California, Lease Revenue
Bonds, Rose Bowl Renovation Project, Refunding Series 2024
0 .000 06/01/46 430,850

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CALIFORNIA (continued)
$ 245,000 Pasadena Public Financing Authority, California, Lease Revenue
Bonds, Rose Bowl Renovation Project, Refunding Series 2024
0 .000% 06/01/47 $ 79,511
9,145,000 Pittsburg Redevelopment Agency, California, Tax Allocation
Bonds, Los Medanos Community Development Project, Series
1999 - AMBAC Insured
0 .000 08/01/30 7,767,408
3,275,000 Pleasanton Unified School District, Alameda County, California,
General Obligation Bonds, Election of 2022, Series 2025
4 .500 08/01/52 3,094,739
480,000 San Clemente, California, Special Tax Revenue Bonds,
Community Facilities District 2006-1 Marblehead Coastal,
Series 2015
5 .000 09/01/40 480,946
905,000 San Clemente, California, Special Tax Revenue Bonds,
Community Facilities District 2006-1 Marblehead Coastal,
Series 2015
5 .000 09/01/46 906,782
3,400,000 San Mateo County Community College District, California,
General Obligation Bonds, Series 2006C - NPFG Insured
0 .000 09/01/30 2,945,139
4,340,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 1997 Election Series 2012G - AGM
Insured
0 .000 08/01/34 3,060,464
605,000 (b) Temecula Public Financing Authority, California, Special Tax
Bonds, Community Facilities District 16-01, Series 2017
6 .250 09/01/47 617,502
TOTAL CALIFORNIA 344,722,028
COLORADO - 10.2% (5.9% of Total Investments)
1,165,000 Adams and Arapahoe Counties Joint School District 28J,
Aurora, Colorado, General Obligation Bonds, Series 2025
5 .500 12/01/46 1,250,966
4,545,000 Adams County, Colorado, Certificates of Participation, Series
2024
4 .000 12/01/54 3,758,340
4,300,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2021
4 .375 12/01/52 3,389,438
1,400,000 (b) Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2024
5 .500 12/01/44 1,342,390
850,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/39 828,134
806,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5 .500 12/01/36 806,270
1,175,000 Base Village Metropolitan District 2, Colorado, General
Obligation Bonds, Refunding Series 2016A
5 .750 12/01/46 1,174,938
1,140,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/37 1,139,851
5,465,000 (b) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 5,090,539
4,475,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2020A
5 .000 12/01/51 4,130,123
930,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Flagstaff Academy Project, Refunding
Series 2016
3 .625 08/01/46 709,210
1,165,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, The Classical Academy Project,
Refunding Series 2015A
5 .000 12/01/38 1,165,119
3,675,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Vanguard School Project, Refunding &
Improvement Series 2016
3 .750 06/15/47 2,816,621
1,750,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Weld County School District 6 -
Frontier Academy, Refunding & Improvement Series 2016
3 .250 06/01/46 1,237,007
7,625,000 (b) Colorado Educational and Cultural Facilities Authority, Cultural
Facilities Revenue Bonds, Stanley Project, Senior Lien Series
2025A-1
6 .875 02/01/59 7,715,850
2,460,000 (e) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/42 2,562,234

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 23,470,000 (e) Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000% 06/01/47 $ 24,445,383
2,140,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 1,769,392
4,900,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2020A
4 .000 12/01/50 3,871,356
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Covenant Living Communities & Services, Series 2025A
5 .125 12/01/55 954,326
2,035,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Meadows Project, Refunding & Improvement Series
2017A
5 .250 05/15/47 1,943,630
13,610,000 Colorado Housing and Finance Authority, Multifamily Project
Bonds, Class I Series 2020B
2 .350 10/01/43 8,868,303
4,105,000 Colorado International Center Metropolitan District 14, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2018
5 .875 12/01/46 3,915,792
1,480,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017A
5 .250 12/01/47 1,354,841
1,244,000 Cornerstar Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Refunding Series 2017B
5 .250 12/01/47 1,135,933
500,000 Crystal Crossing Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5 .250 12/01/40 500,142
11,855,000 Dawson Trails Metropolitan District 1, Colorado, In The
Town of Castle Rock, Limited Tax General Obligation Capital
Appreciation Turbo Bonds, Series 2024
0 .000 12/01/31 7,383,386
10,000,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2025C
5 .500 12/01/46 10,633,758
2,050,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 1,978,389
405,000 (b) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement
Area, Series 2018A
5 .250 12/01/39 390,853
11,700,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Capital Appreciation Series 2010A
0 .000 09/01/41 5,456,226
5,000,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 1997B - NPFG Insured
0 .000 09/01/26 4,848,383
17,030,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/25 16,992,362
10,005,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/32 7,877,916
43,090,000 E-470 Public Highway Authority, Colorado, Senior Revenue
Bonds, Series 2000B - NPFG Insured
0 .000 09/01/33 32,349,076
16,875,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/27 15,936,791
1,180,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/28 1,081,934
7,000,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/34 4,972,112
5,575,000 (b) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 5,419,487
590,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000 12/01/38 552,599
3,215,000 (b) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 3,104,328
1,000,000 Independence Metropolitan District 3, Elbert County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding and Improvement Series 2024A
5 .375 12/01/54 942,226
841,000 Mountain Shadows Metropolitan District, Colorado, General
Obligation Limited Tax Bonds, Refunding Series 2016
5 .000 12/01/35 841,612

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 5,155,000 North Range Metropolitan District 1, Adams County, Colorado,
General Obligation Bonds, Series 2016B
3 .500% 12/01/45 $ 3,814,868
978,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .625 12/01/37 960,617
1,000,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .750 12/01/47 956,605
3,380,000 (c) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/39 2,923,740
6,900,000 (c) Painted Prairie Public Improvement Authority, Aurora,
Colorado, Special Revenue Bonds, Series 2019
5 .000 12/01/49 5,874,875
660,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016
5 .000 12/01/36 662,111
1,060,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement
Series 2016
5 .000 12/01/46 980,790
660,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Refunding Series
2015A
5 .000 12/01/45 639,521
1,000,000 (b) Parkdale Community Authority, Erie County, Colorado, Limited
Tax Supported Convertible Capital Appreciation Revenue
Bonds, District 2, Series 2024A
7 .750 12/01/53 791,447
1,335,000 (b) Peak Metropolitan District 1, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Bonds, Series 2021A
5 .000 12/01/41 1,161,315
4,000,000 Peak Metropolitan District 3, Colorado Springs, El Paso County,
Colorado, Limited Tax General Obligation Convertible Capital
Appreciation Bonds, Series 2022A-2
8 .000 12/01/52 2,644,035
2,760,000 (b) Prairie Center Metopolitan District No. 3, In the City of
Brighton, Adams County, Colorado, Limited Property Tax
Supported Primary Improvements Revenue Bonds, Refunding
Series 2017A
5 .000 12/15/41 2,672,857
1,500,000 Rampart Range Metropolitan District 5, Lone Tree, Douglas
County, Colorado, Limited Tax Supported and Special Revenue
Bonds, Series 2021
4 .000 12/01/41 1,296,754
1,310,000 Reata South Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2018
5 .375 12/01/37 1,322,086
3,265,000 Reata South Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2018
5 .500 12/01/47 3,267,725
4,200,000 Redtail Ridge Metropolitan District, City of Louisville, Boulder
County, Colorado, General Obligation Limited Tax Capital
Appreciation Turbo Bonds, Series 2025
0 .000 12/01/32 2,510,284
5,050,000 Regional Transportation District, Colorado, Private Activity
Bonds, Denver Transit Partners Eagle P3 Project, Series 2020A
3 .000 07/15/37 4,325,853
1,320,000 Riverwalk Metropolitan District 2, Glendale, Arapahoe County,
Colorado, Special Revenue Bonds, Series 2022A
5 .000 12/01/52 1,066,496
765,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported District 2, Refunding &
Improvement Senior Series 2020A
4 .250 12/01/50 643,574
511,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Special Improvement Revenue Bonds, Special
District 1, Series 2024
5 .625 12/01/43 503,673
2,765,000 Sterling Ranch Metropolitan District 1, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Series 2020
5 .125 12/01/50 2,495,710
450,000 The Village at Dry Creek Metropolitan District No. 2, In the City
of Thornton, Adams County, Colorado, Limited Tax General
Obligation and Special Revenue Bonds, Series 2019
4 .375 12/01/44 408,224
500,000 Transport Metropolitan District 3, In the City of Aurora,
Adams County, Colorado, General Obligation Limited Bonds,
Convertible Capital Appreciation Series 2021A-2
5 .500 12/01/51 385,827
900,000 Transport Metropolitan District 3, In the City of Aurora, Adams
County, Colorado, General Obligation Limited Bonds, Series
2021A-1
5 .000 12/01/51 660,901

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 3,410,000 Vauxmont Metropolitan District, Arvada, Colorado, Limited Tax
General Obligation and Special Revenue Bonds, Convertible
to Unlimited Tax Refunding Subordinate Series 2020 - AGM
Insured
5 .000% 12/01/50 $ 3,238,795
8,260,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 7,928,977
3,250,000 (b) West Globeville Metropolitan District 1, Denver, Colorado,
Special Assessment Revenue Bonds, Special Improvement
District 1, Series 2024
5 .750 12/01/44 3,055,733
TOTAL COLORADO 265,830,959
CONNECTICUT - 4.0% (2.3% of Total Investments)
2,800,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2016D - AGM Insured
5 .000 08/15/41 2,803,956
1,470,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2017A
5 .000 11/01/36 1,501,462
750,000 Bridgeport, Connecticut, General Obligation Bonds, Series
2017A
5 .000 11/01/37 764,401
1,100,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Duncaster, Inc., Series 2014A
5 .000 08/01/44 1,009,207
590,000 (b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Healthcare Facility Expansion Church Home of
Hartford Inc. Project, Series 2016A
5 .000 09/01/46 532,443
2,540,000 (b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Healthcare Facility Expansion Church Home of
Hartford Inc. Project, Series 2016A
5 .000 09/01/53 2,205,828
3,000,000 (b) Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Mary Wade Home Issue, Series 2019A-1
5 .000 10/01/54 2,218,477
1,915,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Middlesex Hospital, Series 2015O
5 .000 07/01/36 1,915,536
1,770,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/41 1,600,811
2,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Nuvance Health Series 2019A
4 .000 07/01/49 1,678,102
5,000,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Quinnipiac University, Refunding Series 2015L
4 .125 07/01/41 4,616,866
1,745,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Quinnipiac University, Refunding Series 2015L
5 .000 07/01/45 1,700,966
500,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Quinnipiac University, Series 2016M
5 .000 07/01/34 502,664
1,250,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Quinnipiac University, Series 2016M
5 .000 07/01/36 1,253,659
5,145,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Sacred Heart University, Series 2017I-1
5 .000 07/01/42 5,168,690
4,025,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, Stamford Hospital, Series 2016K
4 .000 07/01/46 3,411,514
2,250,000 Connecticut Health and Educational Facilities Authority,
Revenue Bonds, University of New Haven, Series 2018K-1
5 .000 07/01/38 2,235,075
1,775,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2023B
4 .500 11/15/43 1,675,774
13,425,000 (f) Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2023B, (UB)
4 .650 11/15/48 12,517,328
2,940,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2024A
4 .450 11/15/44 2,745,326
5,475,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Social Series 2025A-1
4 .650 11/15/51 5,061,749
1,250,000 Connecticut Housing Finance Authority, Housing Mortgage
Finance Program Bonds, Sustainability Green Series 2024D-1
4 .750 11/15/49 1,189,743
2,630,000 Connecticut State, General Obligation Bonds, Series 2015F 5 .000 11/15/34 2,636,666
3,750,000 Connecticut State, General Obligation Bonds, Series 2017A 5 .000 04/15/35 3,842,169
2,315,000 Connecticut State, General Obligation Bonds, Series 2018A 5 .000 04/15/37 2,387,632
5,000,000 Connecticut State, General Obligation Bonds, Series 2018A 5 .000 04/15/38 5,135,262
1,035,000 Connecticut State, General Obligation Bonds, Series 2018E 5 .000 09/15/37 1,068,449

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CONNECTICUT (continued)
$ 2,145,000 Connecticut State, General Obligation Bonds, Social Series
2024G
3 .000% 11/15/42 $ 1,667,545
2,260,000 Connecticut State, General Obligation Bonds, Social Series
2024G
3 .000 11/15/43 1,723,755
970,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2015A
5 .000 08/01/33 970,787
5,300,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2016A
5 .000 09/01/33 5,401,149
1,075,000 Connecticut State, Special Tax Obligation Bonds,
Transportation Infrastructure Purposes Series 2016A
5 .000 09/01/34 1,093,409
55,000 Greater New Haven Water Pollution Control Authority,
Connecticut, Regional Wastewater System Revenue Bonds,
Series 2005A - NPFG Insured
5 .000 08/15/35 55,056
2,315,000 (b) Harbor Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Harbor Point Project,
Refunding Series 2017
5 .000 04/01/39 2,319,600
2,285,000 Hartford County Metropolitan District, Connecticut, General
Obligation Bonds, Series 2018
5 .000 07/15/36 2,367,948
1,550,000 New Haven, Connecticut, General Obligation Bonds,
Refunding Series 2016A - AGM Insured
5 .000 08/15/35 1,570,090
790,000 New Haven, Connecticut, General Obligation Bonds, Series
2015 - AGM Insured
5 .000 09/01/32 791,074
1,620,000 New Haven, Connecticut, General Obligation Bonds, Series
2015 - AGM Insured
5 .000 09/01/33 1,621,947
500,000 New Haven, Connecticut, General Obligation Bonds, Series
2015 - AGM Insured
5 .000 09/01/35 500,465
1,045,000 New Haven, Connecticut, General Obligation Bonds, Series
2017A
5 .000 08/01/35 1,063,307
1,425,000 New Haven, Connecticut, General Obligation Bonds, Series
2017A
5 .000 08/01/36 1,446,411
1,300,000 Stamford Housing Authority, Connecticut, Revenue Bonds,
Mozaic Concierge Living Project, Series 2025A
6 .500 10/01/55 1,280,685
500,000 Stamford, Connecticut, Water Pollution Control System and
Facility Revenue Bonds, Series 2013A
5 .250 08/15/43 500,267
1,285,000 Steel Point Infrastructure Improvement District, Connecticut,
Special Obligation Revenue Bonds, Steelpointe Harbor Project,
Series 2021
4 .000 04/01/51 1,028,764
1,005,000 Town of Hamden, Connecticut, General Obligation Bonds,
Refunding Series 2018A - BAM Insured
5 .000 08/15/30 1,065,045
2,250,000 University of Connecticut, General Obligation Bonds, Series
2015A
5 .000 03/15/31 2,277,509
445,000 Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015 - BAM Insured
5 .000 08/01/30 445,882
390,000 Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015 - BAM Insured
5 .000 08/01/31 390,716
610,000 Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015 - BAM Insured
5 .000 08/01/32 611,045
445,000 Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015 - BAM Insured
5 .000 08/01/33 445,701
445,000 Waterbury, Connecticut, General Obligation Bonds, Lot A
Series 2015 - BAM Insured
5 .000 08/01/34 445,634
TOTAL CONNECTICUT 104,463,546
DELAWARE - 0.6% (0.4% of Total Investments)
780,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .650 07/01/49 739,066
1,000,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024B
4 .750 07/01/54 941,293
3,435,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4 .450 07/01/49 3,141,764
1,870,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2024D
4 .500 07/01/54 1,699,822
2,175,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
4 .650 07/01/50 2,040,211

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DELAWARE (continued)
$ 1,515,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025A
4 .700% 07/01/55 $ 1,428,363
2,400,000 Delaware State Housing Authority, Senior Single Family
Mortgage Revenue Bonds, Series 2025B
5 .000 07/01/50 2,385,598
3,010,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/48 2,758,342
1,000,000 Kent County, Delaware, Student Housing & Dining Facility
Revenue Bonds, Collegiate Housing Foundation - Dover LLC
Delaware State University Project, Series 2018A
5 .000 07/01/58 877,291
TOTAL DELAWARE 16,011,750
DISTRICT OF COLUMBIA - 4.1% (2.4% of Total Investments)
3,780,000 District of Columbia Student Dormitory Revenue Bonds,
Provident Group - Howard Properties LLC Issue, Series 2013
5 .000 10/01/45 3,391,147
182,000,000 District of Columbia Tobacco Settlement Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2006A
0 .000 06/15/46 43,817,792
6,890,000 District of Columbia, General Obligation Bonds, Series 2024A 5 .000 08/01/49 6,984,064
1,500,000 District of Columbia, Washington, D.C., Revenue Bonds,
Ingleside at Rock Creek Project, Series 2017A
5 .000 07/01/42 1,405,032
4,515,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
4 .000 10/01/52 3,748,616
17,595,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
2 .750 10/01/53 10,406,426
22,015,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
Improvement Projects, Refunding Second Senior Lien Series
2022A - AGM Insured
3 .000 10/01/53 14,578,544
11,000,000 (e) Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital
improvement Projects, Second Senior Lien Series 2009C, (Pre-
refunded 10/01/26) - AGC Insured
6 .500 10/01/41 11,492,057
10,000,000 Metropolitan Washington Airports Authority, Virginia,
Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital
Appreciation, Second Senior Lien Series 2010B
6 .500 10/01/44 10,511,750
TOTAL DISTRICT OF COLUMBIA 106,335,428
FLORIDA - 4.8% (2.8% of Total Investments)
1,105,000 (b) Babcock Ranch Community Independent Special District,
Charlotte County, Florida, Special Assessment Bonds, 2024
Project Series 2024
5 .000 05/01/44 1,039,921
990,000 Bexley Community Development District, Pasco County,
Florida, Special Assessment Revenue Bonds, Series 2016
4 .700 05/01/36 985,689
3,350,000 (b) Capital Trust Agency, Florida, Educational Facilities Lease
Revenue Bonds, Franklin Academy Projects, Series 2020
5 .000 12/15/50 2,832,299
1,290,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .100 08/15/38 1,307,124
1,045,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2018
6 .200 08/15/48 1,014,033
1,290,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Babcock
Neighborhood School Inc, Series 2021
4 .000 08/15/51 926,024
1,065,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5 .375 07/01/37 1,067,085
1,470,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Odyssey Charter
School Project, Series 2017A
5 .500 07/01/47 1,413,071
6,050,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
5 .125 06/15/37 5,880,682
1,885,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Renaissance
Charter School Project, Series 2017A
5 .250 06/15/47 1,688,049
880,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2017A
5 .000 10/15/37 863,531

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 735,000 (b) Capital Trust Agency, Florida, Revenue Bonds, Viera Charter
School Project, Series 2019A
5 .000% 10/15/49 $ 652,340
4,670,000 City of Miami Beach, Florida, Stormwater Revenue Bonds,
Series 2015
5 .000 09/01/41 4,675,631
275,000 Cityplace Community Development District, Florida, Special
Assessement and  Revenue Bonds, Refunding Series 2012
5 .000 05/01/26 278,356
240,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5 .250 11/01/37 242,441
305,000 Creekside at Twin Creeks Community Development District,
Florida, Special Assessment Bonds, Area 1 Project, Series
2016A-1
5 .600 11/01/46 305,820
280,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .250 05/01/35 281,123
315,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .300 05/01/36 316,257
475,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .500 05/01/45 475,051
655,000 Downtown Doral Community Development District, Florida,
Special Assessment Bonds, Series 2015
5 .500 05/01/46 654,936
255,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6 .000 06/15/37 256,187
665,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2017A
6 .125 06/15/46 665,543
415,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Classical Preparatory Incorporated
Project, Series 2018A
6 .000 06/15/37 416,931
2,375,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .650 07/01/37 2,391,747
3,735,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Downtown Doral Charter Upper
School Project, Series 2017C
5 .750 07/01/47 3,554,367
2,075,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
4 .750 07/15/36 1,978,961
1,335,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Florida Charter Foundation Inc.
Projects, Series 2016A
5 .000 07/15/46 1,175,209
3,330,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A
5 .000 06/15/50 3,057,800
3,405,000 Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Mater Academy Projects, Series
2020A
5 .000 06/15/55 3,099,310
3,090,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2015A
6 .000 06/15/35 3,091,229
3,405,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School Income
Projects, Series 2015A
6 .125 06/15/46 3,364,361
550,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Renaissance Charter School, Inc.
Projects, Series 2014A
6 .125 06/15/44 549,952
4,380,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, Southwest Charter Foundation Inc
Projects, Series 2017A
6 .125 06/15/47 4,144,134
1,485,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
6 .250 06/15/36 1,494,616

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FLORIDA (continued)
$ 4,350,000 (b) Florida Development Finance Corporation, Educational
Facilities Revenue Bonds, The Florida Charter Educational
Foundation Inc. Projects, Series 2016A
6 .375% 06/15/46 $ 4,353,880
3,905,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
4 .600 07/01/49 3,645,384
2,500,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2024-5
4 .650 07/01/54 2,305,984
4,230,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Series 2025-1
4 .600 07/01/50 3,887,280
5,490,000 Florida Housing Finance Corporation, Homeowner Mortgage
Revenue Bonds, Social Series 2021-1
2 .150 07/01/51 2,978,279
1,435,000 Grand Bay at Doral Community Development District, Miami-
Dade County, Florida, Special Assessment Bonds, South Parcel
Assessment Area Project, Series 2016
4 .750 05/01/36 1,427,574
2,215,000 (b) Jacksonville, Florida, Educational Facilities Revenue Bonds,
Jacksonville University Project, Series 2018B
5 .000 06/01/53 1,763,941
625,000 (b) Lakewood Ranch Stewardship District, Florida, Special
Assessment Revenue Bonds, Del Webb Project, Series 2017
5 .000 05/01/37 629,437
1,080,000 (b) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
5 .875 07/01/37 1,081,317
1,920,000 (b) Miami Dade County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, South Florida Autism
Charter School Project, Series 2017
6 .000 07/01/47 1,842,169
4,710,000 Miami Dade County, Florida, Rickenbacker Causeway Revenue
Bonds, Series 2014
5 .000 10/01/43 4,710,555
5,000,000 Miami-Dade County Expressway Authority, Florida, Toll System
Revenue Bonds, Series 2014A
5 .000 07/01/39 5,002,749
8,000,000 Miami-Dade County, Florida, Transit System Sales Surtax
Revenue Bonds, Series 2022
5 .000 07/01/44 8,115,962
4,785,000 Northern Palm Beach County Improvement District, Florida,
Water Control and Improvement Bonds, Development Unit 53,
Series 2015
5 .350 08/01/35 4,823,924
5,070,000 Orange County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Orlando Health Obligated Group, Inc., Series
2022
4 .000 10/01/52 4,177,729
2,890,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
5 .000 10/01/49 2,775,718
3,345,000 Osceola County, Florida, Transportation Revenue Bonds,
Osceola Parkway, Refunding & Improvement Series 2019A-1
4 .000 10/01/54 2,740,367
2,000,000 Palm Beach County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Jupiter Medical Center, Series 2022
5 .000 11/01/47 1,912,442
825,000 Reunion West Community Development District, Florida,
Special Assessment Bonds, Area 3 Project, Series 2016
5 .000 11/01/46 792,054
1,000,000 Sarasota County Public Hospital District, Florida, Hospital
Revenue Bonds, Sarasota Memorial Hospital Project, Series
2018
4 .000 07/01/48 861,394
220,000 (b) Seminole County Industrial Development Authority, Florida,
Educational Facilities Revenue Bonds, Galileo Schools for
Gifted Learning, Series 2021A
4 .000 06/15/51 164,067
120,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016
4 .750 11/01/28 122,623
365,000 Six Mile Creek Community Development District, Florida,
Capital Improvement Revenue Bonds, Assessment Area 2,
Series 2016
5 .375 11/01/36 371,848
900,000 South Fork III Community Development District, Florida,
Special Assessment Revenue Bonds, Refunding Series 2016
5 .375 05/01/37 907,478
2,000,000 (b) Village Community Development District 15, Florida, Special
Assessment Revenue Bonds, Series 2024
4 .800 05/01/55 1,785,091
5,015,000 Volusia County Educational Facilities Authority, Florida,
Revenue Bonds, Stetson University Inc. Project, Series 2015
5 .000 06/01/40 4,900,435
TOTAL FLORIDA 124,219,491

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GEORGIA - 3.7% (2.1% of Total Investments)
$ 1,890,000 Atlanta Development Authority, Georgia, Economic
Development Certificates, Gulch Enterprise Zone Project,
Convertible Capital Appreciation Series 2024A-1 Class A
6 .500% 12/15/48 $ 1,606,996
17,085,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Georgia Transmission Corporation
Vogtle Project, Series 2012
2 .750 01/01/52 10,109,425
5,775,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017C
4 .125 11/01/45 5,001,967
11,280,000 Burke County Development Authority, Georgia, Pollution
Control Revenue Bonds, Oglethorpe Power Corporation Vogtle
Project, Series 2017D
4 .125 11/01/45 9,770,075
11,100,000 (f) Columbia County Hospital Authority, Georgia, Revenue
Anticipation Certificates, WellStar Health System, Inc. Project,
Series 2023B, (UB)
5 .125 04/01/48 11,108,989
2,680,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
3 .950 12/01/43 2,324,351
3,085,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2018A
4 .000 12/01/48 2,609,377
2,215,000 (f) Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2023A, (UB)
4 .350 12/01/43 2,130,378
3,000,000 (f) Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2023A, (UB)
4 .550 12/01/48 2,772,426
4,470,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4 .600 12/01/49 4,190,979
635,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024A
4 .700 12/01/54 595,982
5,000,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .550 12/01/49 4,604,998
1,000,000 Georgia Housing and Finance Authority, Single Family
Mortgage Bonds, Series 2024C
4 .600 12/01/54 918,331
1,785,000 Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4
Project M Bonds, Series 2019A
5 .000 01/01/56 1,735,078
1,300,000 (b) Macon-Bibb County Urban Development Authority, Georgia,
Revenue Bonds, Academy for Classical Education, Series 2017
5 .750 06/15/37 1,314,415
10,000,000 (b) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2022C, (Mandatory Put 11/01/27)
4 .000 08/01/52 9,989,161
5,000,000 Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2023E-1, (Mandatory Put 6/01/31)
5 .000 12/01/53 5,284,309
2,000,000 (b) Marietta Development Authority, Georgia, University Facilities
Revenue Bonds, Life University, Inc. Project, Refunding Series
2017A
5 .000 11/01/47 1,717,513
5,000,000 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax
Revenue Bonds, Green Series 2025A
5 .250 07/01/50 5,225,220
5,485,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2015A
5 .000 07/01/60 5,297,449
6,390,000 Private Colleges and Universities Authority, Georgia, Revenue
Bonds, Mercer University, Series 2015
5 .000 10/01/40 6,389,828
TOTAL GEORGIA 94,697,247
GUAM - 0.3% (0.2% of Total Investments)
1,500,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2015D
5 .000 11/15/39 1,498,118
750,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/41 761,365
875,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/42 881,048
885,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 07/01/44 879,508
1,095,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds,  Refunding Series 2024A
5 .000 01/01/46 1,079,660
1,665,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 1,670,896

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GUAM (continued)
$ 1,080,000 Guam Government Waterworks Authority, Water and
Wastewater System Revenue Bonds, Series 2020A
5 .000% 01/01/50 $ 1,028,692
TOTAL GUAM 7,799,287
HAWAII - 0.1% (0.0% of Total Investments)
1,500,000 (b) Hawaii Department of Budget and Finance, Special Purpose
Revenue Bonds, Chaminade University of Honolulu, Series
2015A
5 .000 01/01/45 1,226,219
TOTAL HAWAII 1,226,219
IDAHO - 2.2% (1.3% of Total Investments)
3,300,000 Idaho Health Facilities Authority, Revenue Bonds, Kootenai
Health Project, Series 2014
4 .375 07/01/34 3,300,676
12,495,000 Idaho Health Facilities Authority, Revenue Bonds, Kootenai
Health Project, Series 2014
4 .750 07/01/44 11,831,007
1,250,000 Idaho Health Facilities Authority, Revenue Bonds, Madison
Memorial Hospital Project, Refunding Series 2016
5 .000 09/01/37 1,207,894
7,370,000 Idaho Housing & Finance Association, Idaho, Sales Tax
Revenue Bonds, Transportation Expansion & Congestion
Mitigation Fund, Series 2025A
5 .000 08/15/49 7,485,408
8,175,000 Idaho Housing & Finance Association, Idaho, Sales Tax
Revenue Bonds, Transportation Expansion & Congestion
Mitigation Fund, Series 2025A
4 .000 08/15/50 6,937,800
500,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5 .000 07/01/40 429,792
1,415,000 (b) Idaho Housing and Finance Association, Nonprofit Facilities
Revenue Bonds, Gem Prep Meridian North LLC, Series 2020A
5 .250 07/01/55 1,123,610
11,445,000 (f) Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2023C, (UB)
4 .800 07/01/53 10,935,880
2,390,000 Idaho Housing and Finance Association, Single Family
Mortgage Revenue Bonds, Series 2024A
4 .600 01/01/49 2,233,064
10,769,000 (b) Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2021
3 .750 09/01/51 9,631,802
2,500,000 Spring Valley Community Infrastructure District 1, Eagle, Idaho,
Special Assessment Bonds, Series 2024
6 .250 09/01/53 2,492,798
TOTAL IDAHO 57,609,731
ILLINOIS - 21.6% (12.5% of Total Investments)
67,135,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2016
6 .000 04/01/46 67,938,512
1,000,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2017
5 .000 04/01/46 954,639
1,110,000 Chicago Board of Education, Illinois, Dedicated Capital
Improvement Tax Revenue Bonds, Series 2023
5 .750 04/01/48 1,139,803
5,440,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues Series 2012A
5 .000 12/01/42 5,059,297
8,400,000 (b) Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017B
7 .000 12/01/42 8,685,062
5,835,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017H
5 .000 12/01/36 5,663,729
4,940,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2017H
5 .000 12/01/46 4,399,142
6,055,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Refunding Series 2018D
5 .000 12/01/46 5,398,798
38,905,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2016A
7 .000 12/01/44 39,048,069
14,805,000 Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2016B
6 .500 12/01/46 14,923,518
19,585,000 (b) Chicago Board of Education, Illinois, General Obligation
Bonds, Dedicated Revenues, Series 2017A
7 .000 12/01/46 20,128,037
1,410,000 Chicago Board of Education, Illinois, Unlimited Tax General
Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1 -
NPFG Insured
0 .000 12/01/30 1,138,281
1,500,000 Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue
Bonds, Second Lien Series 2020A
5 .000 12/01/55 1,451,378

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 5,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Refunding Senior Lien Series 2022B
5 .250% 01/01/56 $ 5,034,078
6,000,000 Chicago, Illinois, General Airport Revenue Bonds, O'Hare
International Airport, Senior Lien Series 2024B
5 .500 01/01/59 6,173,291
1,355,000 Chicago, Illinois, General Obligation Bonds, Chicago Works
Series 2023A
5 .500 01/01/39 1,396,440
32,670,000 Chicago, Illinois, General Obligation Bonds, City Colleges,
Series 1999 - FGIC Insured
0 .000 01/01/32 25,523,820
2,605,000 Chicago, Illinois, General Obligation Bonds, Refunding Series
2016C
5 .000 01/01/38 2,576,168
2,500,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
4 .450 11/01/36 2,517,116
3,400,000 Illinois Educational Facilities Authority, Revenue Bonds, Field
Museum of Natural History, Series 2002.RMKT
5 .500 11/01/36 3,407,716
1,700,000 (b) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
5 .750 12/01/35 1,702,679
115,000 (b) Illinois Finance Authority, Charter School Revenue Bonds,
Intrinsic Charter Schools Belmont School Project, Series 2015A
6 .000 12/01/45 114,983
8,835,000 Illinois Finance Authority, Health Services Facility Lease
Revenue Bonds, Provident Group - UIC Surgery Center, LLC -
University of Illinois Health Services Facility Project, Series 2020
4 .000 10/01/50 7,150,178
29,540,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 30,171,004
90,000 Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C
4 .000 02/15/41 81,431
1,125,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health
Alliance, Series 2016C, (Pre-refunded 2/15/27)
4 .000 02/15/41 1,149,031
80,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 81,709
1,755,000 (e) Illinois Finance Authority, Revenue Bonds, Ascension Health/
fkaPresence Health Network, Series 2016C, (Pre-refunded
2/15/27)
4 .000 02/15/41 1,792,488
500,000 (b) Illinois Finance Authority, Revenue Bonds, DePaul College Prep
Foundation, Series 2023A
5 .625 08/01/53 501,421
4,000,000 (c) Illinois Finance Authority, Revenue Bonds, Lutheran Home and
Services, Series 2019A
5 .000 11/01/49 2,600,000
10,000,000 (f) Illinois Finance Authority, Revenue Bonds, Northshore -
Edward-Elmhurst Health Credit Group, Series 2022A, (UB)
5 .000 08/15/47 9,817,472
12,000,000 Illinois Finance Authority, Revenue Bonds, OSF Healthcare
System, Series 2015A
5 .000 11/15/45 11,630,287
1,000,000 Illinois Finance Authority, Revenue Bonds, Rosalind Franklin
University Research Building Project, Series 2017C
5 .000 08/01/42 969,535
1,000,000 Illinois Finance Authority, Revenue Bonds, Rosalind Franklin
University Research Building Project, Series 2017C
5 .000 08/01/46 946,018
1,000,000 Illinois Finance Authority, Revenue Bonds, Rosalind Franklin
University Research Building Project, Series 2017C
5 .000 08/01/47 938,113
10,000,000 (f) Illinois Finance Authority, Revenue Bonds, University of
Chicago Medicine, Series 2022A, (UB)
5 .000 08/15/52 9,656,799
17,765,000 (e) Illinois Finance Authority, Revenue Bonds, University of
Chicago, Refunding Series 2015A, (Pre-refunded 10/01/25)
5 .000 10/01/46 17,836,087
5,670,000 Illinois Housing Development Authority, Multifamily Housing
Revenue Bonds, Series 2021C
2 .850 07/01/56 3,549,181
10,000,000 Illinois Housing Development Authority, Revenue Bonds, Social
Series 2024I
4 .625 04/01/50 9,239,093
3,665,000 Illinois Sports Facility Authority, State Tax Supported Bonds,
Refunding Series 2014 - AGM Insured
5 .250 06/15/31 3,672,556
11,800,000 Illinois State, General Obligation Bonds, December Series
2017A
5 .000 12/01/38 11,893,667
1,330,000 Illinois State, General Obligation Bonds, December Series
2017A
5 .000 12/01/39 1,338,857
5,200,000 Illinois State, General Obligation Bonds, January Series 2016 5 .000 01/01/29 5,240,702
4,460,000 Illinois State, General Obligation Bonds, May Series 2020 5 .500 05/01/39 4,635,554

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 3,000,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .000% 05/01/38 $ 3,136,161
12,180,000 Illinois State, General Obligation Bonds, November Series
2016
5 .000 11/01/41 12,022,989
28,845,000 Illinois State, General Obligation Bonds, November Series
2017C
5 .000 11/01/29 30,032,777
2,040,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 2,133,485
5,000,000 Illinois State, General Obligation Bonds, November Series
2019B
4 .000 11/01/35 4,830,921
5,000,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/29 5,142,314
20,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/29 21,286
5,875,000 Illinois State, General Obligation Bonds, Refunding October
Series 2024
5 .000 02/01/38 6,172,085
19,920,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2015B
5 .000 01/01/40 19,928,765
10,570,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Lien Series 2019A
5 .000 01/01/44 10,576,830
1,615,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds,
Senior Series 2023A
5 .250 01/01/45 1,672,355
540,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2015B
5 .000 06/15/52 514,035
8,805,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4 .000 06/15/50 7,043,056
12,445,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
4 .000 12/15/47 10,186,342
4,500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2022A
4 .000 06/15/52 3,553,550
2,890,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
0 .000 12/15/52 630,792
5,185,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Series 2015A
5 .000 06/15/53 4,923,035
25,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/44 9,353,613
43,200,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/45 15,255,937
10,000,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Capital
Appreciation Refunding Series 2010B-1 - AGM Insured
0 .000 06/15/46 3,326,038
8,750,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 1994B -
NPFG Insured
0 .000 06/15/28 7,974,442
20,045,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
AGM Insured
0 .000 12/15/35 12,970,446
9,010,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 06/15/37 5,282,270
465,000 Morton Grove, Illinois, Tax Increment Revenue Bonds, Sawmill
Station Redevelopment Project, Senior Lien Series 2019
5 .000 01/01/39 441,121
1,842,000 Plano, Illinois, Special Tax Bonds, Special Service Area 1 &
2 Lakewood Springs Project, Refunding Series 2014 - AGM
Insured
5 .000 03/01/34 1,844,041
2,615,000 Regional Transportation Authority, Cook, DuPage, Kane, Lake,
McHenry and Will Counties, Illinois, General Obligation Bonds,
Series 2000A - NPFG Insured
6 .500 07/01/30 2,898,025
3,000,000 Sales Tax Securitization Corporation, Illinois, Sales Tax
Securitization Bonds, Refunding Second Lien Series 2024A
5 .000 01/01/37 3,241,715
11,700,000 Southwestern Illinois Development Authority, Illinois, Local
Government Revenue Bonds, Triad Community Unit School
District 2 Project, Series 2025B - BAM Insured
5 .500 04/01/48 12,033,927

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ILLINOIS (continued)
$ 4,000,000 Southwestern Illinois Development Authority, School Revenue
Bonds, Triad School District 2, Madison County, Illinois, Series
2006 - NPFG Insured
0 .000% 10/01/25 $ 3,976,694
TOTAL ILLINOIS 560,384,786
INDIANA - 2.3% (1.4% of Total Investments)
2,000,000 Carmel Redevelopment Authority, Indiana, Ad Valorem
Property Tax Lease Rental Bonds, Series 2024B
1 .125 01/15/44 1,001,105
1,000,000 Carmel, Indiana, Waterworks Revenue Bonds, Refunding,
Series 2024C - BAM Insured
4 .250 05/01/53 861,213
5,000,000 Hamilton County Public Building Corporation, Indiana, Lease
Rental Revenue Bonds, Series 2024
4 .000 01/10/50 4,206,700
11,845,000 Indiana Finance Authority, Educational Facilities Revenue
Bonds, Valparaiso University Project, Series 2014
5 .000 10/01/44 10,076,527
9,720,000 Indiana Housing and Community Development Authority,
Single Family Mortgage Revenue Bonds, Social Series 2024B-1
4 .750 07/01/49 9,292,153
10,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E - AMBAC Insured
0 .000 02/01/26 9,844,329
20,000,000 Indianapolis Local Public Improvement Bond Bank, Indiana,
Series 1999E - AMBAC Insured
0 .000 02/01/28 18,486,992
5,015,000 IPS Multi-School Building Corporation, Indiana, First Mortgage
Revenue Bonds, Social Series 2023
4 .250 07/15/43 4,714,108
1,485,000 Terre Haute Sanitary District, Indiana, Revenue Bonds,
Refunding Series 2024 - BAM Insured
4 .375 01/01/49 1,308,441
1,000,000 Westfield-Washington Multi-School Building Corporation,
Hamilton County, Indiana, First Mortgage Bonds, Series 2024A
- BAM Insured
5 .250 01/15/44 1,035,532
TOTAL INDIANA 60,827,100
IOWA - 1.6% (0.9% of Total Investments)
9,045,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32)
5 .000 12/01/50 10,214,999
10,860,000 (e) Iowa Finance Authority, Iowa, Midwestern Disaster Area
Revenue Bonds, Iowa Fertilizer Company Project, Refunding
Series 2022, (Pre-refunded 12/01/32), (Mandatory Put
12/01/42)
5 .000 12/01/50 12,264,776
5,700,000 Iowa Finance Authority, Senior Housing Revenue Bonds, PHS
Council Bluffs, Inc. Project, Series 2018
5 .250 08/01/55 4,407,457
1,500,000 Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Series 2024A
4 .750 07/01/49 1,433,974
10,000,000 (f) Iowa Finance Authority, Single Family Mortgage Revenue
Bonds, Social Taxable Series 2023C, (UB)
4 .850 07/01/43 9,804,616
10,460,000 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-
Backed Bonds, Class 2 Capital Appreciation Senior Lien Series
2021B-2
0 .000 06/01/65 1,457,167
2,335,000 Waterloo Community School District, Iowa, School
Infrastructure Sales, Services and Use Tax Revenue Bonds,
Series 2025 - BAM Insured
4 .750 07/01/50 2,166,848
TOTAL IOWA 41,749,837
KANSAS - 0.4% (0.2% of Total Investments)
1,000,000 Lenexa, Kansas, Health Care Facilities Revenue Bonds,
Lakeview Village Inc, Series 2017A
5 .000 05/15/43 930,457
1,440,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
5 .000 09/01/27 1,440,182
2,380,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
5 .750 09/01/32 2,236,876
2,575,000 Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Vacation Village Project
Area 1 and 2A, Series 2015
6 .000 09/01/35 2,380,010

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KANSAS (continued)
$ 2,500,000 (b) Wyandotte County-Kansas City Unified Government, Kansas,
Sales Tax Special Obligation Bonds, Village East Project Areas
2B 3 and 5, Series 2022
5 .750% 09/01/39 $ 2,536,085
TOTAL KANSAS 9,523,610
KENTUCKY - 3.1% (1.8% of Total Investments)
6,400,000 Christian County, Kentucky, Hospital Revenue Bonds, Jennie
Stuart Medical Center, Series 2016
5 .500 02/01/44 6,306,755
10,140,000 Kentucky Economic Development Finance Authority, Hospital
Revenue Bonds, Owensboro Health, Refunding Series 2017A
5 .000 06/01/37 10,165,180
4,345,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 07/01/37 4,346,247
15,620,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 15,290,641
1,190,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2023A
4 .800 07/01/48 1,160,074
1,030,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024A
4 .550 07/01/49 949,075
990,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024A
4 .625 01/01/54 911,080
1,055,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .600 07/01/49 984,860
3,475,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .650 01/01/55 3,216,458
1,000,000 Kentucky Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .625 07/01/49 938,851
4,360,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .750 07/01/43 4,839,710
8,510,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Convertible
Capital Appreciation First Tier Series 2013C
6 .875 07/01/46 9,463,313
2,720,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5 .000 10/01/42 2,805,886
2,755,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5 .000 10/01/43 2,825,412
1,600,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 131, Series 2024A
5 .000 10/01/44 1,633,191
3,565,000 Louisville and Jefferson County Metropolitan Government,
Kentucky, Hospital Revenue Bonds, UofL Health Project, Series
2022A
5 .000 05/15/52 3,356,328
8,875,000 Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 9,391,403
1,860,000 University of Kentucky, Lease Purchase Obligations Bonds,
University of Kentucky Parking Structure 7 & Johnson Center
Expansion, Series 2025A
5 .000 04/01/55 1,836,233
TOTAL KENTUCKY 80,420,697
LOUISIANA - 1.1% (0.7% of Total Investments)
5,000,000 Lafayette, Louisiana, Utilities Revenue Bonds, Electric Projects
Series 2024
5 .000 11/01/46 5,027,522
560,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Home Ownership Program, Series 2024A
4 .650 12/01/54 515,503
650,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025A
4 .600 12/01/50 597,376
2,500,000 Louisiana Housing Corporation, Single Family Mortgage
Revenue Bonds, Series 2025C
5 .050 06/01/45 2,488,352
5,480,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds,
Ochsner Clinic Foundation Project, Series 2020A
4 .000 05/15/49 4,602,164
7,395,000 Louisiana Public Facilities Authority, Revenue Bonds, Loyola
University Project, Refunding Series 2017
5 .250 10/01/46 7,098,667
1,065,000 (e) Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015, (Pre-refunded 9/01/25)
4 .250 05/15/40 993,146

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LOUISIANA (continued)
$ 5,000,000 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2015
5 .000% 05/15/47 $ 4,854,240
3,275,000 (b) Saint James Parish, Louisiana, Revenue Bonds, NuStar Logistics,
L.P. Project, Series 2010A
6 .350 10/01/40 3,509,506
TOTAL LOUISIANA 29,686,476
MAINE - 1.2% (0.7% of Total Investments)
5,505,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/41 4,322,257
10,265,000 Maine Health and Higher Educational Facilities Authority
Revenue Bonds, Eastern Maine Medical Center Obligated
Group Issue, Series 2016A
4 .000 07/01/46 7,653,928
4,500,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2021A
2 .200 11/15/51 2,373,748
8,885,000 Maine State Housing Authority, Multifamily Mortgage Purchase
Bonds, Series 2022A
2 .600 11/15/46 5,776,739
7,695,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Series 2020D
2 .800 11/15/45 5,366,330
1,300,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2021C
2 .300 11/15/46 814,399
2,000,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2023A
4 .600 11/15/48 1,861,066
1,560,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2023B-1
4 .750 11/15/43 1,511,994
1,055,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2024B
4 .650 11/15/49 999,388
1,255,000 Maine State Housing Authority, Single Family Mortgage
Purchase Bonds, Social Series 2024C
4 .750 11/15/49 1,200,050
TOTAL MAINE 31,879,899
MARYLAND - 2.5% (1.5% of Total Investments)
1,280,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/33 1,290,786
3,050,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 2,955,498
3,025,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/46 2,802,630
1,000,000 (b) Howard County, Maryland, Special Obligation Bonds,
Downtown Columbia Project, Series 2017A
4 .375 02/15/39 934,907
6,600,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2 .450 09/01/41 4,753,111
12,000,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Series 2021C
2 .550 09/01/44 8,126,334
4,660,000 Maryland Community Development Administration
Department of Housing and Community Development,
Residential Revenue Bonds, Social Series 2025A
4 .600 03/01/51 4,327,524
7,975,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist HealthCare Issue, Series 2021B
4 .000 01/01/51 6,378,858
13,315,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/46 13,275,212
4,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016
5 .000 07/01/47 3,907,783
1,685,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5 .000 07/01/55 1,653,300
6,000,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2020A
5 .000 05/01/50 6,134,360
1,955,000 (b) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
4 .750 07/01/36 1,955,360
2,300,000 (b) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
5 .000 07/01/46 2,196,634

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MARYLAND (continued)
$ 1,335,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
4 .250% 11/01/37 $ 1,191,433
1,250,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
4 .500 11/01/43 1,047,946
2,650,000 Rockville Mayor and Council, Maryland, Economic
Development Revenue Bonds, Series 2017B
5 .000 11/01/47 2,292,947
TOTAL MARYLAND 65,224,623
MASSACHUSETTS - 2.9% (1.7% of Total Investments)
2,245,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .250 07/01/34 2,102,965
6,195,000 Massachusetts Development Finance Agency Revenue Bonds,
Lawrence General Hospital Issue, Series 2014A
5 .500 07/01/44 5,592,433
8,200,000 (b) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
4 .125 10/01/42 7,113,394
3,000,000 (b) Massachusetts Development Finance Agency Revenue
Refunding Bonds, NewBridge on the Charles, Inc. Issue, Series
2017
5 .000 10/01/57 2,674,277
1,030,000 Massachusetts Development Finance Agency, Revenue Bonds,
Amherst College, Series 2025A, (Mandatory Put 11/01/35)
5 .000 11/01/55 1,167,724
3,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Boston College, Series 2025W
4 .250 07/01/55 2,604,544
1,000,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emerson College, Series 2015
4 .500 01/01/45 876,324
4,280,000 Massachusetts Development Finance Agency, Revenue Bonds,
Emmanuel College, Series 2016A
4 .000 10/01/46 3,394,329
900,000 (e) Massachusetts Development Finance Agency, Revenue Bonds,
Milford Regional Medical Center Issue, Series 2020G, (Pre-
refunded 7/15/30)
5 .000 07/15/46 991,822
10,105,000 Massachusetts Development Finance Agency, Revenue Bonds,
UMass Memorial Issue Series 2025N-1
4 .500 07/01/54 8,871,997
6,000,000 Massachusetts Development Finance Authority, Revenue
Bonds, WGBH Educational Foundation, Series 2002A - AMBAC
Insured
5 .750 01/01/42 6,730,475
7,405,000 (f) Massachusetts Health and Educational Facilities Authority,
Revenue Bonds, Massachusetts Institute of Technology, Series
2002K, (UB)
5 .500 07/01/32 8,689,779
2,785,000 Massachusetts Housing Finance Agency, Housing Bonds,
Series 2014D
3 .875 12/01/39 2,538,674
3,340,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2 .375 12/01/46 2,075,797
3,600,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2 .450 12/01/51 2,113,176
8,310,000 Massachusetts Housing Finance Agency, Housing Bonds,
Sustainability Green Series 2021A-1
2 .550 12/01/56 4,779,387
250,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1
4 .700 12/01/49 237,850
455,000 Massachusetts Housing Finance Agency, Multifamily Housing
Bonds, Green Sustainability Series 2024A1
4 .800 12/01/54 433,481
4,500,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2020-220
2 .300 12/01/44 2,791,419
3,000,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2023-227
4 .900 12/01/48 2,941,713
1,240,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2024-234
4 .700 12/01/49 1,176,407
3,590,000 Massachusetts Housing Finance Agency, Single Family Housing
Revenue Bonds, Social Series 2025-242
4 .750 12/01/50 3,418,282
3,345,000 Massachusetts State, General Obligation Bonds, Consolidated
Loan, Series 2021B
2 .000 04/01/50 1,781,566
TOTAL MASSACHUSETTS 75,097,815

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN - 2.1% (1.2% of Total Investments)
$ 3,610,000 (h) Detroit City School District, Wayne County, Michigan, Unlimited
Tax School Building and Site Improvement Bonds, Series
2001A - AGM Insured, (UB)
6 .000% 05/01/29 $ 3,885,540
145,000 (e) Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI, (Pre-refunded
6/01/26)
5 .000 12/01/45 147,649
3,595,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity
Health Credit Group, Refunding Series 2016MI
5 .000 12/01/45 3,490,729
2,705,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2006 Sold Tobacco Receipts Senior Current Interest
Series 2020A-2
5 .000 06/01/40 2,718,640
1,000,000 Michigan Finance Authority, Tobacco Settlement Asset- Backed
Bonds, 2007 Sold Tobacco Receipts, Senior Current Interest
Series 2020A-CL-1
4 .000 06/01/49 811,188
180,000 Michigan Housing Development Authority, Rental Housing
Revenue Bonds, Series 2024A
3 .700 04/01/30 180,122
5,000,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Series 2023B
4 .800 12/01/43 4,844,494
21,675,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2 .350 12/01/46 13,737,026
8,280,000 Michigan Housing Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2021A
2 .500 06/01/52 4,947,519
6,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2020-I
2 .625 10/15/56 3,496,636
5,080,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2023II
4 .000 10/15/47 4,383,423
5,000,000 Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I
5 .250 10/15/50 5,129,463
3,550,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2015D
5 .000 12/01/40 3,549,721
2,730,000 Wayne County Airport Authority, Michigan, Revenue Bonds,
Detroit Metropolitan Wayne County Airport, Series 2015D
5 .000 12/01/45 2,696,522
TOTAL MICHIGAN 54,018,672
MINNESOTA - 2.0% (1.1% of Total Investments)
1,155,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/36 1,038,305
440,000 Baytown Township, Minnesota Charter School Lease Revenue
Bonds, Saint Croix Preparatory Academy, Refunding Series
2016A
4 .000 08/01/41 362,973
1,720,000 Deephaven, Minnesota, Charter School Lease Revenue Bonds,
Eagle Ridge Academy Project, Series 2015A
5 .500 07/01/50 1,669,659
7,020,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/43 6,268,048
23,110,000 Duluth Economic Development Authority, Minnesota, Health
Care Facilities Revenue Bonds, Essentia Health Obligated
Group, Series 2018A
4 .250 02/15/48 19,768,148
340,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .250 06/01/42 302,549
215,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Cyber Village Academy Project, Series 2022A
5 .500 06/01/57 181,852
1,400,000 Minneapolis, Minnesota, Charter School Lease Revenue Bonds,
Hiawatha Academies Project, Series 2022A
5 .500 07/01/52 1,236,311
2,475,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020E
2 .700 07/01/44 1,732,900
2,320,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2 .150 07/01/45 1,405,028

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MINNESOTA (continued)
$ 3,625,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2020I
2 .200% 01/01/51 $ 2,003,095
5,585,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Series 2021H
2 .550 01/01/46 3,654,882
1,365,000 Minnesota Housing Finance Agency, Residential Housing
Finance Bonds, Social Series 2025F
4 .850 07/01/45 1,327,324
2,080,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds,
Mayo Clinic, Series 2025A
4 .250 11/15/50 1,881,135
405,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/36 363,676
605,000 Saint Cloud, Minnesota, Charter School Lease Revenue Bonds,
Stride Academy Project, Series 2016A
5 .000 04/01/46 469,115
1,395,000 Saint Paul Housing and Redevelopment Authority, Minnesota,
Health Care Facility Revenue Bonds, HealthPartners Obligated
Group, Refunding Series 2015A
4 .000 07/01/35 1,350,056
2,785,000 (e) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5 .000 11/15/40 2,804,064
3,190,000 (e) St. Paul Housing and Redevelopment Authority, Minnesota,
Hospital Revenue Bonds, HealthEast Inc., Series 2015A, (Pre-
refunded 11/15/25)
5 .000 11/15/44 3,211,837
TOTAL MINNESOTA 51,030,957
MISSISSIPPI - 0.9% (0.5% of Total Investments)
3,900,000 Mississippi Business Finance Corporation, Revenue Bonds,
System Energy Resources, Inc. Project, Refunding Series 2021
2 .375 06/01/44 2,316,264
1,000,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2021A
2 .125 12/01/44 613,271
13,000,000 (f) Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2023C, (UB)
4 .650 12/01/48 12,208,009
1,760,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024A
4 .550 12/01/49 1,631,241
2,500,000 Mississippi Home Corporation, Single Family Mortgage
Revenue Bonds, Series 2024C
4 .850 12/01/54 2,389,688
3,465,000 Mississippi Hospital Equipment and Facilities Authority,
Revenue Bonds, Ochsner Clinic Foundation Project Refunding
Series 2025C
5 .000 05/15/55 3,399,761
TOTAL MISSISSIPPI 22,558,234
MISSOURI - 2.1% (1.2% of Total Investments)
400,000 (b) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5 .000 04/01/36 382,782
1,520,000 (b) Kansas City Industrial Development Authority, Missouri,
Sales Tax Revenue Bonds, Ward Parkway Center Community
Improvement District, Senior Refunding & Improvement Series
2016
5 .000 04/01/46 1,304,974
15,000,000 Kansas City Municipal Assistance Corporation, Missouri,
Leasehold Revenue Bonds, Improvement Series 2004B-1 -
AMBAC Insured
0 .000 04/15/28 13,716,054
2,345,000 Kirkwood Industrial Development Authority, Missouri,
Retirement Community Revenue Bonds, Aberdeen Heights
Project, Refunding Series 2017A
5 .250 05/15/50 1,956,361
1,575,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
5 .750 06/01/35 1,468,060
1,055,000 (b) Liberty, Missouri, Special Obligation Tax Increment and Special
Districts Bonds, Liberty Commons Project, Series 2015A
6 .000 06/01/46 934,348
5,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, BJC Health System, Series 2025A
4 .000 04/01/45 4,355,211
1,000,000 Missouri Health and Educational Facilities Authority, Health
Facilities Revenue Bonds, Mercy Health, Series 2023
5 .000 12/01/52 981,055
2,515,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024C
4 .650 11/01/49 2,382,840

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MISSOURI (continued)
$ 2,480,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Home Ownership Loan
Program Series 2024G
4 .450% 11/01/49 $ 2,264,405
1,250,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2023C
4 .950 11/01/48 1,234,444
3,365,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2023E
5 .150 11/01/53 3,370,606
1,505,000 Missouri Housing Development Commission, Single Family
Mortgage Revenue Bonds, First Place Homeownership Loan
Program, Series 2024A
4 .600 11/01/49 1,407,373
405,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Friendship Village of Sunset Hills, Series
2013A
5 .875 09/01/43 404,274
1,650,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .000 12/01/35 1,584,382
455,000 Saint Louis County Industrial Development Authority, Missouri,
Revenue Bonds, Saint Andrew's Resources for Seniors, Series
2015A
5 .125 12/01/45 391,518
4,125,000 Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis
International Airport, Series 2005 - NPFG Insured
5 .500 07/01/29 4,566,824
15,350,000 Springfield Public Building Corporation, Missouri, Lease
Revenue Bonds, Jordan Valley Park Projects, Series 2000A -
AMBAC Insured
0 .000 06/01/30 12,273,766
TOTAL MISSOURI 54,979,277
MONTANA - 0.7% (0.4% of Total Investments)
1,175,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5 .250 05/15/37 1,155,156
375,000 Kalispell, Montana, Housing and Healthcare Facilities Revenue
Bonds, Immanuel Lutheran Corporation, Series 2017A
5 .250 05/15/47 323,913
2,915,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2023A
4 .550 12/01/48 2,710,711
2,235,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2023A
4 .700 06/01/53 2,128,719
1,565,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2023B
4 .875 12/01/48 1,529,263
2,200,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2023C
4 .600 12/01/43 2,117,604
860,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2023C
4 .850 12/01/48 837,432
2,215,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024A
4 .600 12/01/49 2,070,517
1,530,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
4 .400 12/01/49 1,386,693
1,000,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2024B
4 .450 12/01/53 882,296
1,750,000 Montana Board of Housing, Single Family Mortgage Bonds,
Series 2025A
4 .850 12/01/50 1,676,637
430,000 Montana State Board of Regents of Higher Education, General
Revenue Bonds, University of Montana, Series 2025
4 .500 11/15/54 404,938
TOTAL MONTANA 17,223,879
NEBRASKA - 1.2% (0.7% of Total Investments)
2,125,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
4 .125 11/01/36 2,057,763
1,765,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
5 .000 11/01/45 1,713,150
3,115,000 Douglas County Hospital Authority 3, Nebraska, Health
Facilities Revenue Bonds, Nebraska Methodist Health System,
Refunding Series 2015
5 .000 11/01/48 3,030,886

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEBRASKA (continued)
$ 7,825,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2020A
2 .700% 09/01/43 $ 5,592,607
5,000,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A, (UB)
4 .550 09/01/48 4,548,914
5,000,000 (f) Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Series 2023A, (UB)
4 .600 09/01/53 4,570,555
3,250,000 Nebraska Investment Finance Authority, Single Family Housing
Revenue Bonds, Social Series 2023C
4 .650 09/01/48 3,033,446
6,800,000 Scotts Bluff County Hospital Authority 1, Nebraska, Hospital
Revenue Bonds, Regional West Medical Center Project,
Refunding & Improvement Series 2016A
5 .250 02/01/37 6,403,680
TOTAL NEBRASKA 30,951,001
NEVADA - 1.9% (1.1% of Total Investments)
3,970,000 Clark County School District, Nevada, General Obligation
Bonds, Limited Tax Building Series 2025A
4 .000 06/15/42 3,648,707
410,000 (b) Director of the State of Nevada Department of Business and
Industry, Charter School Lease Revenue Bonds, Somerset
Academy, Series 2018A
5 .000 12/15/38 395,573
730,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-21 Black Mountain Ranch, Series 2022
3 .500 09/01/45 533,575
485,000 Henderson, Nevada, Local Improvement Bonds, Local
Improvement District T-21 Black Mountain Ranch, Series 2022
4 .000 09/01/51 381,051
19,305,000 Las Vegas Convention and Visitors Authority, Nevada,
Convention Center Expansion Revenue Bonds, Series 2018B
4 .000 07/01/49 16,101,891
2,150,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Refunding Series 2017B
4 .000 07/01/36 2,122,835
1,115,000 Las Vegas, Nevada, Local Improvement Revenue Bonds,
Special Improvement District 818 Summerlin Village 27, Series
2024
5 .000 12/01/49 1,035,171
1,200,000 Las Vegas, Nevada, Local Improvement Revenue Bonds,
Special Improvement District 818 Summerlin Village 27, Series
2024
5 .000 12/01/54 1,094,229
620,000 (b) Las Vegas, Nevada, Sales Tax Increment Revenue Bonds,
Symphony Park Tourism Improvement District, Series 2016
4 .375 06/15/35 591,501
12,580,000 Nevada System of Higher Education, Certificates of
Participation, Series 2025 - BAM Insured
4 .250 07/01/50 10,928,723
5,800,000 Nevada System of Higher Education, Certificates of
Participation, Series 2025 - BAM Insured
4 .250 07/01/55 5,005,766
500,000 Neveda State Director of the Department of Business and
Industry, Charter School Revenue Bonds, Doral Academy of
Nevada, Series 2017A
5 .000 07/15/37 494,235
3,950,000 Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Bonds, ReTrac-Reno Transporation Rail Access Corridor Project,
Series 2018A
4 .000 06/01/43 3,578,288
2,000,000 (b) Reno, Nevada, Subordinate Lien Sales Tax Revenue Refunding
Capital Appreciation Bonds, ReTrac-Reno Transporation Rail
Access Corridor Project, Series 2018C
0 .000 07/01/58 295,884
3,210,000 Tahoe-Douglas Visitors Authority, Nevada, Stateline Revenue
Bonds, Series 2020
5 .000 07/01/51 2,979,084
TOTAL NEVADA 49,186,513
NEW HAMPSHIRE - 2.1% (1.2% of Total Investments)
8,950,000 National Finance Authority, New Hampshire, Hospital Facilities
Revenue Bonds, Saint Elizabeth Medical Center, Inc., Series
2021A
4 .000 05/01/51 7,518,150
11,604,121 National Finance Authority, New Hampshire, Municipal
Certificates Series 2022-1 Class A
4 .375 09/20/36 11,216,181
2,788,579 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-2 Class A
3 .625 08/20/39 2,540,964
2,981,813 National Finance Authority, New Hampshire, Municipal
Certificates Social Series 2024-4 Class A
4 .180 11/20/39 2,826,235
5,000,000 (b) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2018B
4 .625 11/01/42 4,419,870

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW HAMPSHIRE (continued)
$ 5,630,000 (b) National Finance Authority, New Hampshire, Resource
Recovery Revenue Bonds, Covanta Project, Refunding Series
2020A, (Mandatory Put 7/02/40)
3 .625% 07/01/43 $ 4,444,437
2,775,000 (b) National Finance Authority, New Hampshire, Special Revenue
Bonds, The Chambers Creek Project, Montgomery County,
Texas Municipal Utility Districts, Capital Appreciation Series
2025
0 .000 12/15/32 1,722,648
7,425,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series
2025
5 .000 08/01/55 7,229,882
500,000 New Hampshire Health and Education Facilities Authority,
Revenue Bonds, Kendal at Hanover, Series 2016
5 .000 10/01/40 500,607
2,350,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2023D
5 .125 07/01/53 2,350,535
4,000,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024A
4 .650 07/01/49 3,790,083
1,675,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2024C
4 .625 07/01/48 1,565,444
4,920,000 New Hampshire Housing Finance Authority, Single Family
Mortgage Acquisition Bonds, Social Series 2025A
4 .650 01/01/49 4,665,917
TOTAL NEW HAMPSHIRE 54,790,953
NEW JERSEY - 4.5% (2.6% of Total Investments)
34,310,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/29 35,673,812
2,110,000 (e) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, (Pre-refunded
12/15/26)
5 .500 06/15/30 2,193,872
5,045,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1 - NPFG Insured
5 .500 09/01/28 5,512,287
2,050,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/26 1,973,784
20,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Refunding Series 2006C - AGM Insured
0 .000 12/15/33 14,766,016
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019AA
5 .250 06/15/43 5,046,988
5,000,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024AA
5 .250 06/15/41 5,264,906
10,460,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
4 .125 06/15/55 8,886,528
29,330,000 New Jersey Turnpike Authority, Revenue Bonds, Refunding
Series 2005D-1 - AGM Insured
5 .250 01/01/26 29,662,018
1,420,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .000 06/01/46 1,366,549
1,580,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .250 06/01/46 1,569,987
2,795,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 2,697,259
1,330,000 Washington Township Board of Education, Mercer County,
New Jersey, General Obligation Bonds, Series 2005 - AGM
Insured
5 .250 01/01/26 1,342,665
TOTAL NEW JERSEY 115,956,671
NEW MEXICO - 0.6% (0.3% of Total Investments)
3,345,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2021C
2 .250 07/01/46 2,027,289
350,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2023C
4 .650 09/01/48 328,531
4,000,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .600 09/01/49 3,731,131
4,715,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2024G
4 .650 09/01/54 4,427,408

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW MEXICO (continued)
$ 1,600,000 New Mexico Municipal Energy Acquisition Authority, Gas
Supply Revenue Bonds, Refunding & Acquisition Series 2025,
(Mandatory Put 11/01/30)
5 .000% 06/01/54 $ 1,698,747
670,000 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL
Castillo Retirement Residences Project, Series 2019A
5 .000 05/15/44 614,814
1,200,000 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL
Castillo Retirement Residences Project, Series 2019A
5 .000 05/15/49 1,053,527
1,000,000 (b) Winrock Town Center Tax Increment Development District
1, Albuquerque, New Mexico, Gross Receipts Tax Increment
Bonds, Senior Lien Series 2022
4 .250 05/01/40 898,081
TOTAL NEW MEXICO 14,779,528
NEW YORK - 10.8% (6.2% of Total Investments)
1,000,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6 .400 02/01/43 966,980
2,270,000 Babylon Local Development Corporation II, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2023A
6 .650 02/01/53 2,177,740
10,000,000 Battery Park City Authority, New York, Revenue Bonds, Senior
Sustainability Series 2023A
5 .000 11/01/48 10,213,847
13,600,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2015
5 .500 09/01/45 13,225,845
1,350,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Albert Einstein College of Medicine, Inc, Series 2023
7 .250 06/01/55 1,388,646
9,320,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020A-1
5 .500 06/01/55 7,829,688
7,390,000 (b) Build NYC Resource Corporation, New York, Revenue Bonds,
Family Life Academy Charter School, Series 2020B-1
5 .000 06/01/55 5,736,581
14,215,000 (f) Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2022A, (UB)
4 .250 05/01/52 12,119,021
7,000,000 Dormitory Authority of the State of New York, General Revenue
Bonds, Northwell Health Obligated Group, Series 2024A
4 .000 05/01/54 5,671,532
9,700,000 Dormitory Authority of the State of New York, Revenue Bonds,
Columbia University, Series 2017A
5 .000 10/01/47 10,182,608
3,115,000 Dormitory Authority of the State of New York, Revenue Bonds,
Icahn School of Medicine at Mount Sinai, Refunding Series
2015A
5 .000 07/01/45 2,925,265
2,700,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2015
5 .000 12/01/40 2,408,518
5,600,000 (b) Dormitory Authority of the State of New York, Revenue Bonds,
Orange Regional Medical Center Obligated Group, Series
2015
5 .000 12/01/45 4,750,295
9,050,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2024B
4 .000 03/15/54 7,576,445
2,095,000 Genesee County Funding Corporation, New York, Revenue
Bonds, Rochester Regional Health Project, Series 2022A
5 .250 12/01/52 2,024,512
2,120,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Refunding Series 2020B
5 .570 02/01/41 1,913,605
2,695,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2017A
6 .240 02/01/47 2,512,510
2,965,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2018A
6 .760 02/01/48 2,933,688
400,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .530 02/01/40 364,672
1,270,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2020A
5 .730 02/01/50 1,089,887

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,210,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .450% 02/01/41 $ 951,796
2,380,000 Hempstead Town Local Development Corporation, New York,
Education Revenue Bonds, The Academy Charter School
Project, Series 2021A
4 .600 02/01/51 1,692,136
2,840,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5 .000 11/15/50 2,751,354
3,155,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5 .250 11/15/55 3,155,609
5,000,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-2
4 .000 11/15/47 4,203,288
4,115,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020D-3
4 .000 11/15/49 3,401,281
3,500,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025A
5 .250 11/15/45 3,559,482
3,185,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Refunding Series 2025A
4 .625 11/15/50 3,030,558
1,585,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E
4 .000 11/15/45 1,351,877
3,585,000 Monroe County Industrial Development Corporation, New
York, Revenue Bonds, Saint Ann's Community Project, Series
2019
5 .000 01/01/50 2,919,576
1,000,000 Nassau County Local Economic Assistance Corporation, New
York, Revenue Bonds, Catholic Health Services of Long Island
Obligated Group Project, Series 2014
5 .000 07/01/31 1,000,587
20,000,000 New York City Housing Development Corporation, New
York,  Sustainable Impact Revenue Bonds, Williamsburg
Housing Preservation LP, Series 2020A
2 .800 02/01/50 13,074,652
5,000,000 New York City Housing Development Corporation, New York,
House Impact Revenue Bonds, Green Series 2023A
4 .800 02/01/53 4,779,881
10,000,000 (f) New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2023 Series DD, (UB)
4 .125 06/15/46 9,056,438
5,210,000 New York City Municipal Water Finance Authority, New York,
Water and Sewer System Second General Resolution Revenue
Bonds, Fiscal 2025 Series BB
5 .000 06/15/48 5,271,500
6,335,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025E
5 .500 11/01/49 6,661,966
5,650,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5 .250 11/01/48 5,845,691
11,000,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025I-1
5 .000 05/01/50 11,097,885
4,670,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series E
5 .250 08/01/50 4,777,575
830,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series E
4 .250 08/01/55 722,202
2,500,000 New York City, New York, General Obligation Bonds, Fiscal
2025 Series G-1
5 .250 02/01/50 2,559,941
5,000 New York City, New York, General Obligation Bonds, Fiscal
Series 2005M - FGIC Insured
5 .000 04/01/26 5,008
28,615,000 (b) New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 3 World Trade Center Project, Class 1 Series
2014
5 .000 11/15/44 27,432,760
20,540,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, 7 World Trade Center Project, Refunding
Green Series 2022A-CL2
3 .125 09/15/50 14,386,378

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 2,560,000 New York Liberty Development Corporation, New York, Liberty
Revenue Bonds, Bank of America Tower at One Bryant Park
Project, Second Priority Refunding Series 2019 Class 3
2 .800% 09/15/69 $ 2,335,152
7,385,000 New York State Dormitory Authority, Personal Income Tax
Revenue Bonds, General Purpose Series 2024A
5 .250 03/15/52 7,586,723
3,500,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Climate Bond Certified/Sustainability Series
2019P
3 .050 11/01/49 2,541,214
5,350,000 New York State Housing Finance Agency, Affordable Housing
Revenue Bonds, Sustainability Green Series 2024C-1
4 .500 11/01/49 4,918,820
6,500,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 211
3 .750 10/01/43 5,516,182
1,140,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 252
4 .550 10/01/48 1,059,337
1,000,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 252
4 .650 10/01/53 948,453
2,025,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 264
4 .550 10/01/49 1,878,317
1,000,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Series 264
4 .600 10/01/54 931,301
1,745,000 New York State Mortgage Agency, Homeowner Mortgage
Revenue Bonds, Social Series 266
4 .700 10/01/52 1,652,544
3,500,000 Onondaga Civic Development Corporation, New York,
Revenue Bonds, Syracuse University Project, Series 2025
4 .500 12/01/50 3,262,232
5,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2024A-1
5 .250 11/15/51 5,145,466
5,000,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2024A-1
4 .000 11/15/54 4,199,339
7,110,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series
2006
5 .000 06/01/48 6,051,533
TOTAL NEW YORK 279,727,919
NORTH CAROLINA - 0.5% (0.3% of Total Investments)
160,000 Harnett County, North Carolina, Limited Obligation Bonds,
Series 2025
4 .250 04/01/45 148,543
3,585,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4 .700 07/01/50 3,397,664
1,075,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Series 54-A
4 .800 01/01/55 1,030,414
2,065,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4 .375 07/01/44 1,946,360
4,255,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, 1998 Trust Agreement Social Series 53-A
4 .550 01/01/50 3,942,282
1,765,000 North Carolina Housing Finance Agency, Home Ownership
Revenue Bonds, Series 52-A
4 .900 07/01/43 1,738,980
2,150,000 North Carolina Medical Care Commission, Retirement Facilities
First Mortgage Revenue Bonds, Aldersgate United Retirement
Community Inc., Refunding Series 2017A
5 .000 07/01/47 1,402,052
TOTAL NORTH CAROLINA 13,606,295
NORTH DAKOTA - 2.6% (1.5% of Total Investments)
9,950,000 Cass County, North Dakota, Health Care Facilities Revenue
Bonds, Essential Health Obligated Group, Series 2018B
4 .250 02/15/48 8,522,796
4,525,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2017A
5 .000 12/01/42 4,365,226
1,000,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021 -
AGM Insured
3 .000 12/01/46 710,788
5,000,000 Grand Forks, North Dakota, Health Care System Revenue
Bonds, Altru Health System Obligated Group, Series 2021 -
AGM Insured
3 .000 12/01/51 3,299,608
1,000,000 Grand Forks, North Dakota, Senior Housing & Nursing Facilities
Revenue Bonds, Valley Homes and Services Obligated Group,
Series 2017
5 .000 12/01/36 942,240

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NORTH DAKOTA (continued)
$ 2,000,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2023A,
5 .000% 05/01/48 $ 1,891,411
715,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
4 .750 05/01/44 665,322
3,000,000 Horace, Cass County, North Dakota, General Obligation Bonds,
Refunding Improvement Series 2024C
5 .000 05/01/50 2,799,069
3,820,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Series 2020B
2 .500 07/01/44 2,503,869
980,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2022F
4 .250 01/01/47 869,628
1,000,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023A
4 .700 07/01/47 953,223
1,500,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023D
4 .500 07/01/43 1,423,265
555,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023D
4 .550 07/01/48 516,361
2,750,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2023F
5 .100 07/01/48 2,700,648
1,325,000 North Dakota Housing Finance Agency, Home Mortgage
Finance Program Bonds, Social Series 2024A
4 .750 01/01/52 1,260,430
8,300,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/38 7,907,735
1,700,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/43 1,576,079
28,050,000 Ward County Health Care, North Dakota, Revenue Bonds,
Trinity Obligated Group, Series 2017C
5 .000 06/01/53 24,965,215
1,669,891 (c) Williston, North Dakota, Multifamily Housing Revenue Bonds,
Eagle Crest Apartments LLC Project, Series 2013
7 .750 09/01/38 63,623
TOTAL NORTH DAKOTA 67,936,536
OHIO - 7.8% (4.5% of Total Investments)
1,000,000 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health Obligated
Group, Refunding Series 2020
3 .000 11/15/40 946,565
40,220,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Capital Appreciation Series 2020B-3 Class 2
0 .000 06/01/57 3,527,905
54,805,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
3 .000 06/01/48 36,674,443
9,560,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020A-2 Class 1
4 .000 06/01/48 7,728,861
26,925,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 21,901,638
2,750,000 Centerville, Ohio Health Care Improvement Revenue Bonds,
Graceworks Lutheran Services, Refunding & Improvement
Series 2017
5 .250 11/01/37 2,647,567
3,200,000 Centerville, Ohio Health Care Improvement Revenue Bonds,
Graceworks Lutheran Services, Refunding & Improvement
Series 2017
5 .250 11/01/47 2,754,247
4,000,000 County of Lucas, Ohio, Hospital Revenue Bonds, ProMedica
Healthcare Obligated Group, Series 2018A
5 .250 11/15/48 3,765,520
1,165,000 Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne
Healthcare Project, Series 2019A
4 .000 09/01/40 976,535
1,750,000 Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne
Healthcare Project, Series 2019A
4 .000 09/01/45 1,357,014
2,000,000 Darke County, Ohio, Hospital Facilities Revenue Bonds, Wayne
Healthcare Project, Series 2019A
5 .000 09/01/49 1,772,054
4,590,000 Franklin County Convention Facilities Authority, Ohio, Hotel
Project Revenue Bonds, Greater Columbus Convention Center
Hotel Expansion Project, Series 2019
5 .000 12/01/51 4,018,607

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OHIO (continued)
$ 4,065,000 Franklin County, Ohio, Revenue Bonds, Trinity Health Credit
Group, Series 2017A
3 .250% 12/01/42 $ 3,315,730
1,330,000 Kings Local School District, Warren County, Ohio, General
Obligation Bonds, School Improvement Series 2025
5 .500 12/01/50 1,368,959
4,380,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250 12/01/27 4,624,776
6,000,000 Middletown City School District, Butler County, Ohio, General
Obligation Bonds, Refunding Series 2007 - AGM Insured
5 .250 12/01/31 6,606,890
12,000,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds,
Genesis HealthCare System Obligated Group Project, Series
2013
5 .000 02/15/48 10,748,870
25,880,000 Ohio Air Quality Development Authority, Ohio, Pollution
Control Revenue Bonds, FirstEnergy Nuclear Generation
Project, Refunding Series 2009A, (Mandatory Put 6/01/22)
4 .750 06/01/33 26,505,261
490,000 Ohio Higher Educational Facility Commission, Senior Hospital
Parking Revenue Bonds, University Circle Incorporated 2020
Project, Series 2020
5 .000 01/15/50 473,788
4,115,000 Ohio Housing Finance Agency, Residential Mortgage Revenue
Bonds, Mortgage-Backed Securities Program, Social Series
2024A
4 .650 09/01/54 3,790,895
1,270,000 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and
Infrastructutre Commission Infrastructure Projects, Junior Lien,
Capital Appreciation Series 2013A-3
5 .800 02/15/36 1,413,784
20,505,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2009A
4 .750 06/01/33 21,027,755
20,480,000 Ohio Water Development Authority, Pollution Control Revenue
Refunding Bonds, FirstEnergy Nuclear Generating Corporation
Project, Series 2010B, (Mandatory Put 6/01/22)
4 .750 06/01/33 21,002,117
2,930,000 Port of Greater Cincinnati Development Authority, Ohio,
Special Obligation Tax Increment Financing Revenue Bonds,
Cooperative Township Public Parking Project, Gallery at
Kenwood, Senior Lien Series 2019A
5 .000 11/01/51 2,473,721
1,330,000 Tuscarawas County Economic Development and Finance
Alliance, Ohio, Higher Education Facilities Revenue Bonds,
Ashland University, Refunding & Improvement Series 2015
6 .000 03/01/45 1,239,797
9,495,000 Washington County, Ohio, Hospital Facilities Revenue Bonds,
Memorial Health System Obligated Group, Series 2022
6 .750 12/01/52 9,770,627
TOTAL OHIO 202,433,926
OKLAHOMA - 1.6% (0.9% of Total Investments)
3,355,000 Oklahoma Capitol Improvement Authority, State Highway
Capital Improvement Revenue Bonds, Oklahoma Department
of Transportation Project, Series 2025A
5 .250 07/01/50 3,463,994
3,965,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/52 3,768,009
20,510,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 19,325,156
1,150,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/41 1,145,160
1,390,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Taxable Series 2022
5 .500 08/15/44 1,337,974
9,180,000 Oklahoma State Turnpike Authority, Turnpike System Revenue
Bonds, Second Senior Series 2025A
5 .500 01/01/54 9,681,725
2,340,000 Tulsa County Industrial Authority, Oklahoma, Senior Living
Community Revenue Bonds, Montereau, Inc Project, Refunding
Series 2017
5 .250 11/15/45 2,223,871
TOTAL OKLAHOMA 40,945,889

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
OREGON - 0.2% (0.1% of Total Investments)
$ 500,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .125% 11/15/40 $ 480,595
220,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .250 11/15/50 196,108
315,000 Clackamas County Hospital Facility Authority, Oregon, Revenue
Bonds, Rose Villa Inc., Series 2020A
5 .375 11/15/55 280,297
3,000,000 Oregon Housing and Community Services Department, Single
Family Mortgage Program Revenue Bonds, Series 2025A
5 .000 07/01/45 2,967,424
TOTAL OREGON 3,924,424
PENNSYLVANIA - 4.9% (2.9% of Total Investments)
13,890,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 11,839,344
1,980,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 1,742,181
2,540,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 2,455,750
13,235,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation
Project, Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 13,562,729
9,365,000 Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Refunding Bonds, FirstEnergy
Generation Project, Series 2008B
3 .750 10/01/47 7,307,080
991,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 1,035,614
13,279,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 12,037,396
6,636,000 (g) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 4,788,547
2,078,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 2,112,977
2,410,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series
2016
5 .125 03/15/36 2,419,108
6,420,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series
2016
5 .125 03/15/46 5,870,379
1,000,000 Butler County Hospital Authority, Pennsylvania, Hospital
Revenue Bonds, Butler Health System Project, Series 2015A
5 .000 07/01/39 896,556
10,185,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 9,520,715
295,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5 .000 01/01/29 295,109
1,500,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Landis Homes Retirement Community Project,
Refunding Series 2015A
5 .000 07/01/45 1,360,559
1,750,000 McCandless IDA, Pennsylvania, University Revenue Bonds
Series A and B of 2022 La Roche University
6 .750 12/01/46 1,534,228
420,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
4 .250 11/01/51 367,715
3,500,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-131A
3 .100 10/01/44 2,723,704
3,415,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .500 10/01/50 2,084,606
4,490,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4 .600 10/01/44 4,336,464
13,550,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Series 2018A
5 .250 12/01/44 13,621,181

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 11,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C - AGM Insured
6 .250% 06/01/33 $ 11,265,513
15,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015B-1
5 .000 12/01/45 14,998,472
TOTAL PENNSYLVANIA 128,175,927
PUERTO RICO - 6.9% (4.0% of Total Investments)
4,933,765 Cofina Class 2 Trust Tax-Exempt Class 2047, Puerto Rico. Unit
Exchanged From Cusip 74529JAN5
0 .000 08/01/47 1,412,131
9,760,928 Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit
Exchanged From Cusip 74529JAP0
0 .000 08/01/54 1,796,626
8,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/35 8,247,045
14,625,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2020A
5 .000 07/01/47 13,780,570
10,090,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/33 10,533,108
5,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
5 .000 07/01/37 5,132,703
7,510,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/42 6,486,473
8,070,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue
Bonds, Refunding Senior Lien Series 2021B
4 .000 07/01/47 6,508,591
2,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/29 1,742,496
49,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/33 35,523
837,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 836,958
4,729,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .550 07/01/40 4,472,615
53,911,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/46 16,776,570
2,589,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/51 596,502
10,899,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .750 07/01/53 9,782,697
16,610,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 15,203,405
723,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019B-2
4 .536 07/01/53 621,404
11,184,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 10,409,965
1,985,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 1,847,620
7,067,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 6,239,249
5,761,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 6,101,315
3,919,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .750 07/01/31 4,256,819
21,886,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 15,193,051
7,702,336 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 7,515,883
8,843,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/35 8,440,496
9,978,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/37 9,403,754
5,023,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/41 4,381,308

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PUERTO RICO (continued)
$ 1,776,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000% 07/01/46 $ 1,482,305
TOTAL PUERTO RICO 179,237,182
RHODE ISLAND - 2.3% (1.4% of Total Investments)
3,430,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2019 Series 71
3 .100 10/01/44 2,607,164
11,005,000 Rhode Island Housing & Mortgage Finance Corporation,
Homeownership Opportunity Bond Program, 2022 Series 76A
2 .550 10/01/42 7,823,001
295,135,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2007A
0 .000 06/01/52 48,908,415
1,600,000 Rhode Island Tobacco Settlement Financing Corporation,
Tobacco Settlement Asset-Backed Bonds, Series 2015B
4 .500 06/01/45 1,549,385
TOTAL RHODE ISLAND 60,887,965
SOUTH CAROLINA - 2.4% (1.4% of Total Investments)
7,600,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AMBAC Insured
0 .000 01/01/31 6,335,665
1,175,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2022B
4 .350 07/01/47 1,043,599
965,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2023A
4 .900 07/01/48 949,940
980,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024A
4 .625 07/01/49 925,184
2,720,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4 .600 07/01/49 2,539,166
1,945,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2024B
4 .625 07/01/54 1,790,334
6,665,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025A
4 .650 07/01/50 6,176,741
7,920,000 South Carolina Housing Finance and Development Authority,
Mortgage Revenue Bonds, Series 2025B
4 .875 07/01/45 7,842,773
890,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A
5 .000 04/01/49 831,047
1,165,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A
4 .000 04/01/54 883,069
1,630,000 South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Bishop Gadsden
Episcopal Retirement Community, Series 2019A
5 .000 04/01/54 1,484,993
395,000 (b) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5 .000 01/01/40 353,083
1,000,000 (b) South Carolina Jobs-Economic Development Authority,
Economic Development Revenue Bonds, Hilton Head Christian
Academy, Series 2020
5 .000 01/01/55 788,379
1,000,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina
Inc., Refunding Series 2017B
5 .000 05/01/37 906,317
750,000 South Carolina Jobs-Economic Development Authority, Health
Facilities Revenue Bonds, Lutheran Homes of South Carolina
Inc., Refunding Series 2017B
5 .000 05/01/42 627,341
11,965,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2015A
5 .000 12/01/50 11,723,017
7,565,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding & Improvement Series 2020A
- BAM Insured
3 .000 12/01/41 5,716,512
2,620,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2022A
4 .000 12/01/52 2,151,124
9,545,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Series 2015E
5 .250 12/01/55 9,544,402
TOTAL SOUTH CAROLINA 62,612,686

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH DAKOTA - 0.9% (0.5% of Total Investments)
$ 3,765,000 South Dakota Health and Educational Facilities Authority,
Revenue Bonds, Regional Health, Refunding Series 2017
5 .000% 09/01/40 $ 3,743,775
6,000,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2022B
2 .500 11/01/42 4,218,712
5,000,000 South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Series 2024C
4 .700 11/01/49 4,718,557
6,250,000 (f) South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Social Series
2023A, (UB)
4 .350 11/01/43 6,061,988
4,000,000 (f) South Dakota Housing Development Authority,
Homeownership Mortgage Revenue Bonds, Social Series
2023A, (UB)
4 .550 05/01/48 3,672,812
TOTAL SOUTH DAKOTA 22,415,844
TENNESSEE - 0.9% (0.5% of Total Investments)
1,490,000 Knox County Health, Educational and Housing Facility Board,
Tennessee, Hospital Revenue Bonds, East Tennessee Children's
Hospital, Series 2019
4 .000 11/15/48 1,218,455
2,645,000 (c) Memphis/Shelby County Economic Development Growth
Engine Industrial Development Board, Tennessee, Tax
Increment Revenue Bonds, Graceland Project, Senior Series
2017A
5 .500 07/01/37 1,967,014
4,100,000 Tennergy Corporation, Tennessee, Gas Revenue Bonds, Series
2022A, (Mandatory Put 12/01/30)
5 .500 10/01/53 4,274,908
830,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Series 2020-3A
2 .550 01/01/45 554,583
10,000,000 (f) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2023-3A, (UB)
5 .350 07/01/48 10,094,397
85,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-1A
4 .800 07/01/54 81,015
1,000,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-2A
4 .600 07/01/49 933,517
1,200,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2024-2A
4 .650 07/01/54 1,127,036
550,000 Tennessee Housing Development Agency, Residential Finance
Program Bonds, Social Series 2025-1A
5 .000 07/01/50 546,700
1,500,000 (f) Tennessee Housing Development Agency, Residential Finance
Program Bonds, Tender Option Bond Trust Series 2023-
XL0448, (UB)
4 .550 07/01/48 1,395,570
2,000,000 The Tennessee Energy Acquisition Corporation, Gas Revenue
Bonds, Series 2006B
5 .625 09/01/26 2,037,398
TOTAL TENNESSEE 24,230,593
TEXAS - 13.6% (7.9% of Total Investments)
2,340,000 Aldine Independent School District, Harris County, Texas,
General Obligation Bonds, Refunding Series 2024A
3 .000 02/15/42 1,804,978
5,480,000 Austin, Texas, Electric Utility System Revenue Bonds, Refunding
Series 2015A
5 .000 11/15/45 5,482,547
2,500,000 Board of Managers, Joint Guadalupe County-Seguin City
Hospital, Texas, Hospital Mortgage Revenue Bonds, Refunding
& Improvement Series 2015
5 .000 12/01/45 2,274,736
16,280,000 (f) Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2019B, (UB)
5 .000 08/15/49 16,951,543
5,000,000 Board of Regents of the University of Texas System, Revenue
Financing System Bonds, Series 2020A
3 .500 08/15/50 3,838,673
925,000 (d) Carrollton-Farmers Branch Independent School District, Dallas
County, Texas, General Obligation Bonds, School Building
Series 2025
4 .750 02/15/50 897,193
3,335,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2020E
5 .000 01/01/45 3,349,668
5,390,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien Series 2021B
5 .000 01/01/46 5,403,922
6,375,000 Central Texas Regional Mobility Authority, Revenue Bonds,
Senior Lien, Series 2016
3 .375 01/01/41 5,307,179

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 765,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A
4 .350% 12/01/42 $ 672,910
685,000 Clifton Higher Education Finance Corporation, Texas,
Education Revenue Bonds, Uplift Education Charter School,
Series 2013A
4 .400 12/01/47 576,304
235,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016
5 .750 09/01/28 237,608
675,000 Club Municipal Management District 1, Texas, Special
Assessment Revenue Bonds, Improvement Area 1 Project,
Series 2016
6 .500 09/01/46 680,568
14,535,000 Conroe Independent School District, Montgomery County,
Texas, General Obligation Bonds, School Building Series 2025
4 .000 02/15/50 12,359,063
12,000,000 (f) Denton Independent School District, Denton County, Texas,
General Obligation Bonds, School Building Series 2023, (UB)
5 .000 08/15/53 12,030,510
15,000,000 (d) Dripping Springs Independent School District, Hays County,
Texas, General Obligation Bonds, School Building Series 2025,
(UB)
5 .250 02/15/55 15,403,485
5,000,000 East Central Independent School District, Bexar County, Texas,
General Obligation Bonds, School Building Series 2024
4 .000 08/15/54 4,176,245
5,325,000 Ector County, Texas, Certificates of Obligation, Series 2024 4 .000 02/15/47 4,630,956
1,260,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012A. RMKT
4 .750 05/01/38 1,235,911
6,010,000 Fort Bend County Industrial Development Corporation, Texas,
Revenue Bonds, NRG Energy Inc. Project, Series 2012B
4 .750 11/01/42 5,691,639
3,910,000 Grayson County Junior College District, Texas, General
Obligation Bonds, Series 2024
4 .000 02/15/49 3,296,064
1,000,000 Greater Texoma Utility Authority, Texas, Contract Revenue
Bonds, City of Sherman Project Series 2023A - BAM Insured
4 .375 10/01/53 869,993
845,000 Greater Texoma Utility Authority, Texas, Contract Revenue
Bonds, City of Sherman Project Series 2024 - BAM Insured
4 .250 10/01/54 721,260
4,325,000 Greenville, Texas, General Obligation Bonds, Series 2024 -
AGM Insured
4 .125 02/15/51 3,741,831
3,105,000 Harris County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Houston Methodist
Hospital System, Series 2015
5 .000 12/01/45 3,014,942
1,000,000 Harris County Flood Control District, Texas, General Obligation
Bonds, Refunding Improvement, Green Series 2023A
4 .000 09/15/48 849,396
1,000,000 Harris County, Texas, General Obligation Bonds, Permanent
Improvement Series 2024
4 .000 09/15/49 836,169
4,080,000 (b),(h) Harris County, Texas, General Obligtion Toll Road Revenue
Bonds, Tender Option Bond Trust 2015-XF0074 - AGM Insured,
(IF)
9 .923 08/15/32 5,810,058
6,000,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A
0 .000 11/15/48 1,658,802
2,295,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/42 901,601
3,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/43 1,112,763
3,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/44 1,051,335
4,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/45 1,327,972
7,165,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/46 2,259,190
7,580,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/47 2,242,748

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 7,095,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000% 12/01/48 $ 1,974,575
7,550,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/49 1,963,898
5,140,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/50 1,258,222
4,000,000 Hidalgo County Regional Mobility Authority, Texas, Toll and
Vehicle Registration Fee Revenue Bonds, Senior Lien Series
2022A
0 .000 12/01/51 925,564
5,000,000 Houston Higher Education Finance Corporation, Texas,
Education Revenue Bonds, KIPP, Inc., Refunding Series 2015
4 .000 08/15/44 4,384,920
20,145,000 Houston, Texas, General Obligation Bonds, Refunding Series
2024A
5 .250 03/01/49 20,386,156
4,090,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/26 3,955,831
4,865,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AGM Insured
0 .000 09/01/27 4,556,944
4,715,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Refunding Series 2015
5 .000 09/01/40 4,718,289
17,000,000 (e) Houston, Texas, Water and Sewerage System Revenue Bonds,
Refunding Junior Lien Series 2002A - AGM Insured, (ETM)
5 .750 12/01/32 20,081,039
3,545,000 Humble Independent School District, Harris County, Texas,
General Obligation Bonds, School Building Refunding Series
2025
4 .000 02/15/52 3,051,638
4,755,000 Hutto, Texas, Certificates of Obligation Bonds, Combination
Tax & Waterworks & Sewer System Revenue Series 2024 - BAM
Insured
4 .125 08/01/49 4,161,971
1,000,000 Katy Independent School District, Harris, Fort Bend and Waller
Counties, Texas, General Obligation Bonds, School Building
Series 2025
4 .750 02/15/55 964,084
940,000 Kerrville Health Facilities Development Corporation, Texas,
Revenue Bonds, Sid Peterson Memorial Hospital Project, Series
2015
5 .000 08/15/30 941,934
2,500,000 (d) Lubbock Independent School District, Lubbock County, Texas,
General Obligation Bonds, School Building Series 2025
4 .500 02/15/55 2,294,335
3,465,000 Mansfield Economic Development Corporation, Tarrant,
Johnson and Ellis Counties, Texas, Sales Tax Revenue Bonds,
Series 2025 - BAM Insured
4 .000 08/01/49 2,919,172
13,050,000 Mansfield Economic Development Corporation, Texas, Sales
Tax Revenue Bonds, Tax-Exempt New Series 2025
4 .000 08/01/54 10,654,264
3,095,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
5 .750 12/01/33 3,099,098
3,125,000 McCamey County Hospital District, Texas, General Obligation
Bonds, Series 2013
6 .125 12/01/38 3,125,793
2,250,000 Montgomery County, Texas, General Obligation Bonds, Road
Series 2025
4 .500 03/01/50 2,087,486
1,225,000 New Braunfels, Comal County, Texas, Utility System Revenue
Bonds, Refunding Series 2024
4 .000 07/01/55 1,022,231
2,475,000 New Braunfels, Comal County, Texas, Utility System Revenue
Bonds, Refunding Series 2025
4 .750 07/01/56 2,391,855
645,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Bella Vida Forefront
Living Project, Series 2025A
6 .250 10/01/45 622,042
2,335,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow
Bend Project, Series 2016
5 .000 11/01/46 1,778,890
6,015,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Legacy at Willow
Bend Project, Series 2016
5 .000 11/01/51 4,397,164

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 745,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Retirement Facility Revenue Bonds, Wesleyan Homes,
Inc. Project, Series 2014
5 .500% 01/01/43 $ 664,717
210,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus
Christi Project, Series 2016A, (Pre-refunded 4/01/26)
5 .000 04/01/48 212,838
4,530,000 New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - College Station I LLC - Texas A&M
University Project, Series 2014A - AGM Insured
4 .100 04/01/34 4,496,328
820,000 (e) New Hope Cultural Education Facilities Finance Corporation,
Texas, Student Housing Revenue Bonds, CHF-Collegiate
Housing Foundation - San Antonio 1, L.L.C. - Texas A&M
University - San Antonio Project, Series 2016A, (Pre-refunded
4/01/26)
5 .000 04/01/48 831,084
2,590,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
7 .000 09/01/43 3,103,066
3,910,000 (e) North Texas Tollway Authority, Special Projects System Revenue
Bonds, Convertible Capital Appreciation Series 2011C, (Pre-
refunded 9/01/31)
6 .750 09/01/45 4,702,685
10,000,000 Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2024A
5 .000 02/15/49 10,036,860
25,000 Prosper Independent School District, Collin and Denton
Counties, Texas, General Obligation Bonds, School Building
Series 2025
4 .750 02/15/55 23,953
610,000 Reagan Hospital District of Reagan County, Texas, Limited Tax
Revenue Bonds, Series 2014A
5 .125 02/01/39 576,279
1,080,000 Red River Education Finance Corporation, Texas, Higher
Education Revenue Bonds, Saint Edward's University Project,
Series 2016
4 .000 06/01/41 885,230
5,000,000 (d) San Angelo Independent School District, Tom Green County,
Texas, General Obligation Bonds, School Building Series 2025
5 .250 02/15/55 5,168,944
15,650,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Christus Health, Series
2022A
4 .000 07/01/53 12,413,184
11,540,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/47 11,297,471
3,955,000 Texas City Industrial Development Corporation, Texas,
Industrial Development Revenue Bonds, NRG Energy, inc.
Project, Fixed Rate Series 2012
4 .125 12/01/45 3,270,271
5,000,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Refunding Series 2025B
4 .900 07/01/45 4,945,259
2,295,000 Texas Department of Housing and Community Affairs,
Residential Mortgage Revenue Bonds, Series 2024A
5 .000 01/01/49 2,256,581
2,565,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2018A
4 .250 09/01/43 2,438,067
7,155,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2 .250 09/01/46 4,326,774
6,905,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2021A
2 .350 09/01/51 3,881,478
2,415,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2023A
4 .600 09/01/43 2,287,843
3,850,000 Texas Department of Housing and Community Affairs, Single
Family Mortgage Revenue Bonds, Series 2023C
5 .125 09/01/53 3,866,521
5,250,000 Texas Municipal Gas Acquisition and Supply Corporation V,
Texas, Gas Supply Revenue Bonds, Series 2024, (Mandatory Put
1/01/34)
5 .000 01/01/55 5,528,975

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TEXAS (continued)
$ 3,500,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
4 .000% 12/31/38 $ 3,253,831
2,000,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 06/30/38 1,863,680
2,115,000 Texas Private Activity Bond Surface Transportation Corporation,
Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-
635 Managed Lanes Project, Refunding  Series 2020A
4 .000 12/31/38 1,954,322
4,400,000 Texas Turnpike Authority, Central Texas Turnpike System
Revenue Bonds, First Tier Series 2002A - AMBAC Insured
0 .000 08/15/25 4,395,029
12,500,000 Texas Water Development Board, State Water Implementation
Revenue Fund Bonds, Master Trust Series 2024A
5 .000 10/15/45 12,723,414
1,740,000 (d) Tomball Independent School District, Texas, Harris and
Montgomery Counties, General Obligation Bonds, School
Building Series 2025
4 .500 02/15/51 1,602,398
TOTAL TEXAS 353,424,239
UTAH - 0.8% (0.4% of Total Investments)
510,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
3 .750 03/01/41 425,744
1,095,000 (b) Black Desert Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds Series 2021A
4 .000 03/01/51 847,048
5,085,000 (b) Downtown East Streetcar Sewer Public Infrastructure District,
South Salt Lake, Salt Lake County, Utah, Limited Tax General
Obligation Bonds, Series 2022A
6 .000 03/01/53 4,793,973
500,000 (b) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-1
6 .250 06/01/55 510,247
725,000 (b) Mida Cormont Public Infrastructure District, Utah, Limited Tax
General Obligation Bonds, Series 2025A-2
6 .750 06/01/55 590,283
3,360,000 (b) MIDA Military Installation Development Authority Golf and
Equestrian Center Public Infrastructure District, Utah, Limited
Tax and Tax Allocation Revenue Bonds, Series 2021
4 .500 06/01/51 2,715,689
1,500,000 (b) MIDA Mountain Village Public Infrastructure District, Utah,
Subordinate Tax Allocation Revenue Bonds, Series 2024-1
5 .125 06/15/54 1,376,335
500,000 (b) Red Bridge Public Infrastructure District 1, Utah, Limited Tax
General Obligation Bonds, Series 2021A
4 .375 02/01/51 371,534
2,185,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024A
4 .750 01/01/44 2,107,216
6,290,000 Utah Housing Corporation, Single Family Mortgage Bonds,
Series 2024E
4 .700 01/01/50 5,973,914
TOTAL UTAH 19,711,983
VERMONT - 0.1% (0.1% of Total Investments)
1,835,000 Vermont Economic Development Authority, Mortgage
Revenue Bonds, Wake Robin Corporation Project, Series 2021A
4 .000 05/01/45 1,458,248
1,080,000 Vermont Housing Finance Agency, Multiple Purpose Bonds,
Social Series 2023E
4 .800 11/01/43 1,046,122
TOTAL VERMONT 2,504,370
VIRGIN ISLANDS - 0.2% (0.1% of Total Investments)
1,580,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 1,584,309
4,715,000 (b) West Indian Company Limited, Virgin Islands, Port Facilities
Revenue Bonds WICO Financing Series 2022A
6 .375 04/01/52 4,376,712
TOTAL VIRGIN ISLANDS 5,961,021

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 1.7% (1.0% of Total Investments)
$ 11,959,828 (b) Federal Home Loan Mortgage Corporation, Virginia,
Multifamily Variable Rate Certificates Relating to Municipal
Securities Class A Green Series 2024M-027
4 .759% 08/25/41 $ 11,938,695
500,000 Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A
5 .000 07/01/60 489,993
7,980,000 Isle Economic Development Authority, Wight County, Virginia,
Health System Revenue Bonds, Riverside Health System Series
2023 - AGM Insured
4 .750 07/01/53 7,577,345
1,115,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000 12/01/40 945,391
2,690,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000 12/01/50 1,966,520
2,000,000 (b) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
5 .000 09/01/45 1,871,869
1,000,000 (b) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green Series
2015B
5 .250 07/01/35 890,106
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023C
4 .700 07/01/43 975,659
1,050,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023C
4 .950 01/01/54 1,025,637
3,005,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .625 07/01/50 2,781,969
790,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-5
4 .625 07/01/50 731,366
590,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-I
4 .600 10/01/54 540,267
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-1
5 .050 07/01/50 1,000,439
1,125,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-1
5 .100 07/01/55 1,115,834
1,500,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2023D
4 .700 08/01/48 1,433,481
1,350,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
4 .625 12/01/49 1,251,173
1,000,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2024H
4 .700 12/01/54 934,238
2,100,000 Virginia Housing Development Authority, Rental Housing
Bonds, Series 2025A
4 .600 09/01/50 1,931,626
2,745,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A
4 .000 12/01/49 2,311,319
1,900,000 (b) Virginia Small Business Finance Authority, Tourism
Development Financing Program Revenue Bonds, Downtown
Norfolk and Virginia Beach Oceanfront Hotel Projects, Series
2018A
8 .375 04/01/41 1,803,271
TOTAL VIRGINIA 43,516,198
WASHINGTON - 1.8% (1.1% of Total Investments)
4,120,000 Washington Health Care Facilities Authority, Revenue Bonds,
Providence Health & Services, Series 2014C
5 .000 10/01/44 3,994,863
5,450,000 (b) Washington State Housing Finance Commission, Non-
profit Housing Revenue Bonds, Presbyterian Retirement
Communities Northwest Proejct, Refunding Series 2016A
5 .000 01/01/46 4,871,421
3,650,000 (b) Washington State Housing Finance Commission, Non-
profit Housing Revenue Bonds, Presbyterian Retirement
Communities Northwest Proejct, Refunding Series 2016A
5 .000 01/01/51 3,156,179
7,606,099 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series 2021-
1 Class A
3 .500 12/20/35 7,148,708

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WASHINGTON (continued)
$ 9,292,874 Washington State Housing Finance Commission, Social
Municipal Certificates Multifamily Revenue Bonds, Series
2024A-1
4 .221% 03/01/50 $ 8,554,382
21,510,000 Washington State, Motor Vehicle Fuel Tax General Obligation
Bonds, Series 2002-03C - NPFG Insured, (UB)
0 .000 06/01/28 19,921,050
TOTAL WASHINGTON 47,646,603
WEST VIRGINIA - 0.6% (0.3% of Total Investments)
1,900,000 (b) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2017A
5 .500 06/01/37 1,915,267
430,000 (b) Monongalia County Commission, West Virginia, Special District
Excise Tax Revenue Bonds, University Town Centre Economic
Opportunity Development District, Refunding & Improvement
Series 2021A
4 .125 06/01/43 357,005
1,415,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/43 1,349,489
2,750,000 (f) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4 .250 06/01/47 2,419,716
5,000,000 (f) West Virginia Hospital Finance Authority, Revenue Bonds, West
Virginia University Health System, Improvement Series 2023A,
(UB)
4 .375 06/01/53 4,330,447
3,000,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2023D
4 .600 11/01/43 2,839,634
2,000,000 West Virginia Housing Development Fund, Housing Finance
Revenue Bonds, Social Series 2024A
4 .550 11/01/49 1,842,713
TOTAL WEST VIRGINIA 15,054,271
WISCONSIN - 6.2% (3.6% of Total Investments)
1,750,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
5 .000 02/01/36 1,752,317
305,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Cornerstone Charter Academy, North Carolina, Series
2016A
5 .125 02/01/46 282,075
1,715,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School Bonds, North Carolina,
Series 2019A
5 .000 06/15/49 1,373,685
500,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Corvian Community School, North Carolina, Series
2017A
5 .125 06/15/47 414,088
1,480,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Envision Science Academy Project, Series 2016A
5 .125 05/01/36 1,421,195
1,000,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5 .500 06/15/37 1,007,569
1,790,000 (b) Public Finance Authority of Wisconsin, Charter School Revenue
Bonds, Uwharrie Charter Academy, North Carolina, Series
2017A
5 .625 06/15/47 1,718,666
1,500,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Corvian Community School, North Carolina Series
2023A
6 .250 06/15/53 1,417,145
420,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/44 374,889
245,000 (b) Public Finance Authority of Wisconsin, Education Revenue
Bonds, Mater Academy of Nevada, - East Las Vegas Campus
Project, Series 2024A
5 .000 12/15/54 205,559
13,690,000 Public Finance Authority of Wisconsin, Health Care System
Revenue Bonds, Cone Health, Series 2022A
4 .000 10/01/52 11,295,019

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 35,100,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7 .000% 12/01/50 $ 33,345,000
4,000,000 (b) Public Finance Authority of Wisconsin, Revenue Anticipation
Capital Appreciation Bonds, Texas Infrastructure Authority
Program, Northspur Project, Series 2025
0 .000 12/15/32 2,523,781
1,700,000 (b),(c) Public Finance Authority of Wisconsin, Revenue Bonds,
Alabama Proton Therapy Center, Senior Series 2017A
7 .000 10/01/47 170,000
665,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5 .000 12/01/27 676,311
1,815,000 Public Finance Authority of Wisconsin, Revenue Bonds, Prime
Healthcare Foundation, Inc., Series 2017A
5 .200 12/01/37 1,842,541
75,000 (b),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020, (Pre-
refunded 4/01/30)
5 .000 04/01/40 81,994
1,225,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020
5 .000 04/01/40 1,172,121
245,000 (b),(e) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020, (Pre-
refunded 4/01/30)
5 .000 04/01/50 267,845
4,520,000 (b) Public Finance Authority of Wisconsin, Revenue Bonds,
Roseman University of Health Sciences, Series 2020
5 .000 04/01/50 3,980,603
5,625,000 (b) Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2018A
5 .000 06/15/48 5,221,489
4,300,000 Public Finance Authority, Wisconsin, Educational Revenue
Bonds, Lake Norman Charter School, Series 2024A
5 .000 06/15/64 3,909,533
2,500,000 Public Finance Authority, Wisconsin, Exempt Facilities Revenue
Bonds, Celanese Project, Refunding Series 2016C
4 .050 11/01/30 2,481,341
7,925,000 Sheboygan Area School District, Manitowoc and Sheboygan
Counties, Wisconsin, General Obligation Bonds, Promissory
Notes Series 2024
3 .500 03/01/44 6,525,048
1,300,000 Sparta Area School District, Monroe County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2024
3 .000 03/01/40 1,040,191
1,000,000 Sparta Area School District, Monroe County, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2024
3 .000 03/01/41 783,364
6,640,000 West Allis-West Milwaukee, et al School District, Wisconsin,
General Obligation Bonds, Promissory Notes Series 2025
3 .000 04/01/40 5,530,415
11,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000 06/01/32 11,022,181
1,000,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Mercy Alliance, Inc., Series 2012
5 .000 06/01/39 1,000,841
2,405,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/51 1,653,711
3,845,000 Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, PHW Muskego, Inc. Project, Series 2021
4 .000 10/01/61 2,458,723
1,450,000 (b) Wisconsin Health and Educational Facilities Authority, Revenue
Bonds, Rocket Education Obligated Group, Series 2017C
5 .250 06/01/40 1,362,829
1,000,000 (c) Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, American Baptist Homes of the
Midwest Obligated Group, Refunding Series 2017
5 .000 08/01/37 663,990
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .375 10/01/44 933,842
1,500,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Dickson Hollow Project. Series
2014
5 .500 10/01/49 1,377,115
3,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Marshfield Clinic, Series 2016A
5 .000 02/15/42 2,942,523
2,275,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Oakwood Lutheran Senior
Ministries, Series 2021
4 .000 01/01/57 1,616,790
1,000,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Rogers Memorial Hospital, Inc.,
Series 2014A
5 .000 07/01/34 1,000,099

Portfolio of Investments July 31, 2025
(continued)
NVG

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
WISCONSIN (continued)
$ 1,850,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Saint Camillus Health System Inc,
Series 2019A
5 .000% 11/01/54 $ 1,527,105
10,520,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, ThedaCare Inc, Series 2019
4 .000 12/15/49 8,817,495
2,565,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .000 12/01/44 2,108,572
1,775,000 Wisconsin Health and Educational Facilities Authority,
Wisconsin, Revenue Bonds, Woodland Hills Senior Housing
Project, Series 2014
5 .250 12/01/49 1,453,590
7,500,000 (f) Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024A, (UB)
4 .750 09/01/50 7,136,290
18,235,000 Wisconsin Housing and Economic Development Authority,
Home Ownership Revenue Bonds, Social Series 2024C
4 .750 03/01/51 17,325,931
2,800,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3 .150 11/01/44 2,183,242
3,000,000 Wisconsin Housing and Economic Development Authority,
Housing Revenue Bonds, Series 2019A
3 .200 11/01/49 2,175,295
TOTAL WISCONSIN 159,573,948
WYOMING - 0.2% (0.1% of Total Investments)
2,500,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 1
4 .400 12/01/43 2,433,830
3,585,000 Wyoming Community Development Authority, Housing
Revenue Bonds, 2023 Series 3
4 .700 12/01/43 3,475,457
TOTAL WYOMING 5,909,287
TOTAL MUNICIPAL BONDS
(Cost $4,726,108,333) 4,457,133,875
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
359,835 VARIABLE RATE SENIOR LOAN INTERESTS - 0 .0% ( 0 .0 % of Total Investments) 359,835
CONSUMER DURABLES & APPAREL - 0.0% (0.0% of Total Investments)
359,835 (i) Cahava Springs Advance 7 .500 12/31/26 359,835
TOTAL CONSUMER DURABLES & APPAREL 359,835
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $359,835) 359,835
TOTAL LONG-TERM INVESTMENTS
(Cost $4,729,697,028) 4,460,726,135
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.8%(0.4% of Total Investments)
19000000 MUNICIPAL BONDS - 0 .8% ( 0 .4 % of Total Investments) 19000000
CALIFORNIA - 0.2% (0.1% of Total Investments)
4,000,000 (j) Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Variable Rate Demand, Series 2021A-2
2 .450 07/01/51 4,000,000
TOTAL CALIFORNIA 4,000,000

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
MICHIGAN - 0.6% (0.3% of Total Investments)
$ 15,000,000 (j) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Series 2023I
2 .390% 04/15/58 $ 15,000,000
TOTAL MICHIGAN 15,000,000
TOTAL MUNICIPAL BONDS
(Cost $19,000,000) 19,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $19,000,000) 19,000,000
TOTAL INVESTMENTS - 172 .7%
(Cost $ 4,748,697,028 ) 4,479,726,135
FLOATING RATE OBLIGATIONS - (7.5)% (194,070,000)
MFP SHARES, NET - (19.9)%(k) (516,060,105)
VRDP SHARES, NET - (47.6)%(l) (1,234,178,220)
OTHER ASSETS & LIABILITIES, NET -  2.3% 59,054,039
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 2,594,471,849
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the reporting period, the aggregate value of these securities is $552,904,698 or 12.3% of Total Investments.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) When-issued or delayed delivery security.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the reporting period.
(h) Inverse floating rate trust is a non recourse trust.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(k) MFP Shares, Net as a percentage of Total Investments is 11.5%.
(l) VRDP Shares, Net as a percentage of Total Investments is 27.6%.

Portfolio of Investments July 31, 2025
(continued)
NVG

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
NVG
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Mortgage-Backed Securities $ – $ 3,232,425 $ – $ 3,232,425
Municipal Bonds – 4,457,133,875 – 4,457,133,875
Variable Rate Senior Loan Interests – – 359,835 359,835
Short-Term Investments:
Municipal Bonds – 19,000,000 – 19,000,000
Total $ – $ 4,479,366,300 $ 359,835 $ 4,479,726,135